Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Extended Market Index Portfolio
March 31, 2023
VEMI-NPRT1-0523
1.9887320.104
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.6%
Anterix, Inc. (a)	620	20,485
AST SpaceMobile, Inc. (a)(b)	1,551	7,879
ATN International, Inc.	364	14,895
Bandwidth, Inc. (a)	700	10,640
Cogent Communications Group, Inc.	1,423	90,674
Consolidated Communications Holdings, Inc. (a)	2,487	6,416
EchoStar Holding Corp. Class A (a)(b)	1,209	22,113
Frontier Communications Parent, Inc. (a)	7,472	170,137
Globalstar, Inc. (a)(b)	24,503	28,423
IDT Corp. Class B (a)	695	23,686
Iridium Communications, Inc.	4,204	260,354
Liberty Global PLC:
Class A (a)	5,783	112,769
Class C (a)	8,530	173,841
Liberty Latin America Ltd.:
Class A (a)	815	6,773
Class C (a)	5,332	44,042
Lumen Technologies, Inc. (b)	31,936	84,630
Ooma, Inc. (a)	779	9,745
Radius Global Infrastructure, Inc. (a)	2,558	37,526
		1,125,028
Entertainment - 0.6%
AMC Entertainment Holdings, Inc. Class A (a)(b)	17,313	86,738
Cinedigm Corp. (a)	4,568	1,919
Cinemark Holdings, Inc. (a)(b)	3,590	53,096
Genius Brands International, Inc. (a)(b)	1,034	2,823
Lions Gate Entertainment Corp.:
Class A (a)	2,341	25,915
Class B (a)	3,809	39,537
Live Nation Entertainment, Inc. (a)	4,784	334,880
Madison Square Garden Entertainment Corp. (a)	869	51,332
Madison Square Garden Sports Corp.	607	118,274
Marcus Corp. (b)	802	12,832
Playstudios, Inc. Class A (a)	2,754	10,162
Playtika Holding Corp. (a)	3,019	33,994
Sciplay Corp. (A Shares) (a)	739	12,533
Skillz, Inc. (a)(b)	10,417	6,179
Vivid Seats, Inc. Class A (a)(b)	799	6,096
Warner Music Group Corp. Class A	3,903	130,243
World Wrestling Entertainment, Inc. Class A (b)	1,448	132,144
		1,058,697
Interactive Media & Services - 0.4%
Angi, Inc. (a)	2,342	5,316
Bumble, Inc. (a)	2,666	52,120
CarGurus, Inc. Class A (a)	3,169	59,197
Cars.com, Inc. (a)	2,053	39,623
Eventbrite, Inc. (a)	2,814	24,144
EverQuote, Inc. Class A (a)	629	8,743
fuboTV, Inc. (a)(b)	6,221	7,527
IAC, Inc. (a)	2,614	134,882
MediaAlpha, Inc. Class A (a)	818	12,254
Nextdoor Holdings, Inc. (a)(b)	4,229	9,092
QuinStreet, Inc. (a)	1,674	26,566
Shutterstock, Inc.	801	58,153
TripAdvisor, Inc. (a)	3,516	69,828
TrueCar, Inc. (a)	2,884	6,633
Vimeo, Inc. (a)	5,278	20,215
Yelp, Inc. (a)	2,320	71,224
Ziff Davis, Inc. (a)	1,579	123,241
		728,758
Media - 0.9%
Advantage Solutions, Inc. Class A (a)	3,299	5,212
Altice U.S.A., Inc. Class A (a)	7,098	24,275
AMC Networks, Inc. Class A (a)	913	16,051
Boston Omaha Corp. (a)	644	15,243
Cable One, Inc.	161	113,022
Cardlytics, Inc. (a)(b)	1,179	4,003
Clear Channel Outdoor Holdings, Inc. (a)	15,626	18,751
DISH Network Corp. Class A (a)	8,435	78,699
E.W. Scripps Co. Class A (a)	1,937	18,227
Entravision Communication Corp. Class A	2,112	12,778
Gannett Co., Inc. (a)	4,943	9,243
Gray Television, Inc.	2,783	24,268
iHeartMedia, Inc. (a)	3,419	13,334
John Wiley & Sons, Inc. Class A	1,445	56,023
Lee Enterprises, Inc. (a)	153	1,905
Magnite, Inc. (a)	3,890	36,021
National CineMedia, Inc.	1,721	227
News Corp.:
Class A	12,610	217,775
Class B	4,142	72,195
Nexstar Broadcasting Group, Inc. Class A	1,262	217,897
PubMatic, Inc. (a)	1,520	21,006
Quotient Technology, Inc. (a)	3,038	9,965
Scholastic Corp.	995	34,049
Sinclair Broadcast Group, Inc. Class A (b)	1,495	25,654
Sirius XM Holdings, Inc. (b)	23,406	92,922
Stagwell, Inc. (a)	3,359	24,924
TechTarget, Inc. (a)	892	32,219
TEGNA, Inc.	7,475	126,402
The New York Times Co. Class A	5,512	214,307
Thryv Holdings, Inc. (a)	1,053	24,282
WideOpenWest, Inc. (a)	1,786	18,985
		1,579,864
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	2,141	31,045
NII Holdings, Inc. (a)(c)	1,280	0
Shenandoah Telecommunications Co.	1,668	31,725
Telephone & Data Systems, Inc.	3,310	34,788
U.S. Cellular Corp. (a)	492	10,199
		107,757
TOTAL COMMUNICATION SERVICES		4,600,104
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.3%
Adient PLC (a)	3,174	130,007
American Axle & Manufacturing Holdings, Inc. (a)	3,778	29,506
Autoliv, Inc.	2,607	243,390
BorgWarner, Inc.	7,831	384,580
Dana, Inc.	4,278	64,384
Dorman Products, Inc. (a)	947	81,688
Fox Factory Holding Corp. (a)	1,414	171,617
Garrett Motion, Inc. (a)(b)	1,842	14,110
Gentex Corp.	7,853	220,120
Gentherm, Inc. (a)	1,112	67,187
Holley, Inc. (a)(b)	1,704	4,669
LCI Industries (b)	852	93,609
Lear Corp.	1,978	275,911
Luminar Technologies, Inc. (a)(b)	7,800	50,622
Modine Manufacturing Co. (a)	1,719	39,623
Motorcar Parts of America, Inc. (a)	615	4,576
Patrick Industries, Inc.	726	49,956
QuantumScape Corp. Class A (a)(b)	9,323	76,262
Spruce Power Holding Corp. (Class A) (a)(b)	4,294	3,521
Standard Motor Products, Inc.	641	23,659
Stoneridge, Inc. (a)	911	17,036
The Goodyear Tire & Rubber Co. (a)	9,481	104,481
Visteon Corp. (a)	941	147,577
XPEL, Inc. (a)	647	43,964
		2,342,055
Automobiles - 0.4%
Canoo, Inc. (a)(b)	6,885	4,493
Faraday Future Intelligent Electric, Inc. (a)(b)	7,908	2,800
Fisker, Inc. (a)(b)	5,285	32,450
Harley-Davidson, Inc.	4,455	169,156
Lordstown Motors Corp. Class A (a)(b)	5,445	3,611
Rivian Automotive, Inc. (a)(b)	18,357	284,166
Thor Industries, Inc. (b)	1,798	143,193
Winnebago Industries, Inc.	1,021	58,912
Workhorse Group, Inc. (a)(b)	5,184	6,895
		705,676
Broadline Retail - 0.3%
Big Lots, Inc. (b)	970	10,631
ContextLogic, Inc. (a)	19,041	8,488
Dillard's, Inc. Class A (b)	116	35,691
Groupon, Inc. (a)(b)	733	3,086
Kohl's Corp.	3,915	92,159
Macy's, Inc.	9,085	158,897
Nordstrom, Inc. (b)	3,735	60,768
Ollie's Bargain Outlet Holdings, Inc. (a)	1,947	112,809
Qurate Retail, Inc. Series A (a)(b)	11,297	11,159
		493,688
Distributors - 0.3%
Funko, Inc. (a)(b)	1,107	10,439
LKQ Corp.	8,491	481,949
		492,388
Diversified Consumer Services - 0.9%
2U, Inc. (a)	2,586	17,714
ADT, Inc.	7,100	51,333
Adtalem Global Education, Inc. (a)	1,519	58,664
American Public Education, Inc. (a)	650	3,523
Bright Horizons Family Solutions, Inc. (a)	1,934	148,899
Carriage Services, Inc.	457	13,948
Chegg, Inc. (a)	4,237	69,063
Coursera, Inc. (a)	2,855	32,890
Duolingo, Inc. (a)	830	118,350
European Wax Center, Inc. (b)	967	18,373
Frontdoor, Inc. (a)	2,733	76,196
Graham Holdings Co. (b)	128	76,268
Grand Canyon Education, Inc. (a)	1,026	116,861
H&R Block, Inc.	5,200	183,300
Laureate Education, Inc. Class A	4,483	52,720
Nerdy, Inc. Class A (a)(b)	1,838	7,683
OneSpaWorld Holdings Ltd. (a)	2,006	24,052
Perdoceo Education Corp. (a)	2,315	31,090
Rover Group, Inc. Class A (a)	3,187	14,437
Service Corp. International	5,147	354,011
Strategic Education, Inc.	743	66,744
Stride, Inc. (a)	1,383	54,283
The Beachbody Co., Inc. (a)(b)	4,394	2,119
WW International, Inc. (a)	1,828	7,531
Xwell, Inc. (a)(b)	3,484	1,257
		1,601,309
Hotels, Restaurants & Leisure - 3.0%
Accel Entertainment, Inc. (a)	1,836	16,726
ARAMARK Holdings Corp.	8,627	308,847
Bally's Corp. (a)	916	17,880
BJ's Restaurants, Inc. (a)	792	23,079
Bloomin' Brands, Inc.	2,925	75,026
Bluegreen Vacations Holding Corp. Class A	287	7,858
Boyd Gaming Corp.	2,656	170,303
Brinker International, Inc. (a)	1,486	56,468
Century Casinos, Inc. (a)	971	7,117
Choice Hotels International, Inc. (b)	929	108,870
Churchill Downs, Inc.	1,100	282,755
Chuy's Holdings, Inc. (a)	597	21,402
Cracker Barrel Old Country Store, Inc. (b)	741	84,178
Dave & Buster's Entertainment, Inc. (a)(b)	1,396	51,359
Denny's Corp. (a)	1,883	21,014
Dine Brands Global, Inc.	533	36,052
Draftkings Holdings, Inc.	15,030	290,981
Dutch Bros, Inc. (a)(b)	996	31,503
El Pollo Loco Holdings, Inc.	678	6,502
Everi Holdings, Inc. (a)	3,017	51,742
First Watch Restaurant Group, Inc. (a)	370	5,942
Full House Resorts, Inc. (a)	1,023	7,396
GAN Ltd. (a)	1,156	1,491
Golden Entertainment, Inc. (a)	727	31,632
Hilton Grand Vacations, Inc. (a)	2,662	118,273
Hyatt Hotels Corp. Class A (a)	1,610	179,982
Inspired Entertainment, Inc. (a)	815	10,424
Jack in the Box, Inc.	703	61,576
Krispy Kreme, Inc. (b)	2,290	35,610
Kura Sushi U.S.A., Inc. Class A (a)	119	7,835
Life Time Group Holdings, Inc. (a)(b)	1,894	30,228
Light & Wonder, Inc. Class A (a)	3,134	188,197
Lindblad Expeditions Holdings (a)	1,166	11,147
Marriott Vacations Worldwide Corp.	1,284	173,160
Monarch Casino & Resort, Inc.	445	32,997
Noodles & Co. (a)	1,265	6,135
Norwegian Cruise Line Holdings Ltd. (a)(b)	14,115	189,847
Papa John's International, Inc.	1,077	80,700
Penn Entertainment, Inc. (a)	5,197	154,143
Planet Fitness, Inc. (a)	2,792	216,855
Playa Hotels & Resorts NV (a)	4,411	42,346
PlayAGS, Inc. (a)	974	6,964
Portillo's, Inc. (a)	1,192	25,473
RCI Hospitality Holdings, Inc.	287	22,435
Red Robin Gourmet Burgers, Inc. (a)	569	8,148
Red Rock Resorts, Inc.	1,632	72,738
Rush Street Interactive, Inc. (a)	1,923	5,981
Ruth's Hospitality Group, Inc.	1,019	16,732
Sabre Corp. (a)(b)	10,881	46,679
SeaWorld Entertainment, Inc. (a)	1,326	81,297
Shake Shack, Inc. Class A (a)	1,254	69,584
Six Flags Entertainment Corp. (a)	2,486	66,401
Soho House & Co., Inc. Class A (a)(b)	1,452	9,496
Texas Roadhouse, Inc. Class A	2,238	241,838
The Cheesecake Factory, Inc. (b)	1,596	55,940
The ONE Group Hospitality, Inc. (a)	940	7,614
Travel+Leisure Co.	2,722	106,702
Vail Resorts, Inc.	1,350	315,468
Wendy's Co.	5,686	123,841
Wingstop, Inc.	1,001	183,764
Wyndham Hotels & Resorts, Inc.	2,962	200,972
Wynn Resorts Ltd. (a)	3,450	386,090
Xponential Fitness, Inc. (a)	589	17,900
		5,327,635
Household Durables - 1.9%
Aterian, Inc. (a)(b)	3,029	2,605
Bassett Furniture Industries, Inc.	282	5,020
Beazer Homes U.S.A., Inc. (a)	964	15,308
Cavco Industries, Inc. (a)	277	88,014
Century Communities, Inc.	943	60,277
Cricut, Inc. (b)	1,332	13,586
Dream Finders Homes, Inc. (a)(b)	768	10,176
Ethan Allen Interiors, Inc. (b)	764	20,979
GoPro, Inc. Class A (a)	4,555	22,912
Green Brick Partners, Inc. (a)	894	31,344
Helen of Troy Ltd. (a)	806	76,707
Hooker Furnishings Corp.	410	7,458
Hovnanian Enterprises, Inc. Class A (a)	165	11,194
Installed Building Products, Inc.	785	89,514
iRobot Corp. (a)(b)	906	39,538
KB Home	2,774	111,459
La-Z-Boy, Inc.	1,432	41,643
Leggett & Platt, Inc.	4,437	141,452
LGI Homes, Inc. (a)	685	78,111
Lovesac (a)(b)	505	14,595
M.D.C. Holdings, Inc.	1,902	73,931
M/I Homes, Inc. (a)	923	58,232
Meritage Homes Corp.	1,222	142,681
Mohawk Industries, Inc. (a)	1,766	176,989
Newell Brands, Inc.	12,628	157,092
PulteGroup, Inc.	7,623	444,268
Purple Innovation, Inc. (a)	1,699	4,485
Skyline Champion Corp. (a)	1,772	133,308
Snap One Holdings Corp. (a)	643	6,012
Sonos, Inc. (a)(b)	4,260	83,581
Taylor Morrison Home Corp. (a)	3,618	138,425
Tempur Sealy International, Inc.	5,723	226,001
Toll Brothers, Inc.	3,523	211,486
TopBuild Corp. (a)	1,071	222,918
Traeger, Inc. (a)(b)	1,864	7,661
TRI Pointe Homes, Inc. (a)	3,400	86,088
Tupperware Brands Corp. (a)	1,273	3,183
Universal Electronics, Inc. (a)	424	4,299
Vizio Holding Corp. (a)(b)	1,839	16,882
VOXX International Corp. (a)	443	5,462
Whirlpool Corp. (b)	1,823	240,672
ZAGG, Inc. rights (a)(c)	548	0
		3,325,548
Leisure Products - 0.7%
Acushnet Holdings Corp. (b)	1,070	54,506
American Outdoor Brands, Inc. (a)(b)	451	4,438
AMMO, Inc. (a)(b)	3,058	6,024
Brunswick Corp.	2,428	199,096
Clarus Corp.	1,096	10,357
JAKKS Pacific, Inc. (a)	235	4,066
Johnson Outdoors, Inc. Class A	179	11,279
Latham Group, Inc. (a)	1,377	3,938
Malibu Boats, Inc. Class A (a)	678	38,273
MasterCraft Boat Holdings, Inc. (a)	581	17,680
Mattel, Inc. (a)	11,879	218,692
Peloton Interactive, Inc. Class A (a)	10,503	119,104
Polaris, Inc. (b)	1,824	201,789
Smith & Wesson Brands, Inc.	1,614	19,868
Solo Brands, Inc. Class A (a)	789	5,665
Sturm, Ruger & Co., Inc.	591	33,947
Topgolf Callaway Brands Corp. (a)	4,635	100,209
Vista Outdoor, Inc. (a)	1,884	52,206
YETI Holdings, Inc. (a)	2,889	115,560
		1,216,697
Specialty Retail - 2.9%
1-800-FLOWERS.com, Inc. Class A (a)(b)	906	10,419
Abercrombie & Fitch Co. Class A (a)	1,641	45,538
Academy Sports & Outdoors, Inc.	2,668	174,087
Advance Auto Parts, Inc.	2,015	245,044
America's Car Mart, Inc. (a)	201	15,921
American Eagle Outfitters, Inc.	5,842	78,516
Arko Corp.	2,535	21,522
Asbury Automotive Group, Inc. (a)	741	155,610
AutoNation, Inc. (a)	1,146	153,977
BARK, Inc. (a)	3,389	4,914
Barnes & Noble Education, Inc. (a)	1,380	2,098
Bath & Body Works, Inc.	7,647	279,727
Bed Bath & Beyond, Inc. (a)(b)	2,661	1,137
Big 5 Sporting Goods Corp. (b)	716	5,506
Boot Barn Holdings, Inc. (a)	1,000	76,640
Build-A-Bear Workshop, Inc.	464	10,783
Caleres, Inc. (b)	1,204	26,043
Camping World Holdings, Inc.	1,327	27,694
CarParts.com, Inc. (a)	1,777	9,489
Carvana Co. Class A (a)(b)	3,313	32,434
Chewy, Inc. (a)(b)	3,103	115,990
Chico's FAS, Inc. (a)	4,086	22,473
Citi Trends, Inc. (a)	299	5,687
Conn's, Inc. (a)(b)	502	3,042
Designer Brands, Inc. Class A	1,671	14,605
Destination XL Group, Inc. (a)	1,809	9,968
Dick's Sporting Goods, Inc.	1,862	264,199
Duluth Holdings, Inc. (a)	478	3,050
EVgo, Inc. Class A (a)(b)	2,334	18,182
Express, Inc. (a)(b)	2,035	1,604
Five Below, Inc. (a)	1,858	382,692
Floor & Decor Holdings, Inc. Class A (a)(b)	3,553	348,976
Foot Locker, Inc.	2,656	105,417
Franchise Group, Inc. (b)	900	24,525
GameStop Corp. Class A (b)	8,466	194,887
Gap, Inc. (b)	7,069	70,973
Genesco, Inc. (a)	406	14,973
Group 1 Automotive, Inc.	488	110,493
GrowGeneration Corp. (a)(b)	1,926	6,587
Guess?, Inc. (b)	1,015	19,752
Haverty Furniture Companies, Inc. (b)	453	14,455
Hibbett, Inc. (b)	436	25,715
JOANN, Inc. (b)	357	568
Lands' End, Inc. (a)(b)	391	3,801
Lazydays Holdings, Inc. (a)(b)	228	2,661
Leslie's, Inc. (a)(b)	4,991	54,951
Lithia Motors, Inc. Class A (sub. vtg.)	916	209,700
LL Flooring Holdings, Inc. (a)	972	3,694
MarineMax, Inc. (a)	722	20,758
Monro, Inc. (b)	1,049	51,852
Murphy U.S.A., Inc.	696	179,603
National Vision Holdings, Inc. (a)	2,648	49,888
OneWater Marine, Inc. Class A (a)(b)	368	10,293
Overstock.com, Inc. (a)(b)	1,507	30,547
Penske Automotive Group, Inc. (b)	834	118,270
Petco Health & Wellness Co., Inc. (a)(b)	2,693	24,237
PetMed Express, Inc. (b)	717	11,644
Polished.Com, Inc. (a)(b)	3,253	1,692
Rent the Runway, Inc. Class A (a)(b)	1,419	4,044
Revolve Group, Inc. (a)(b)	1,360	35,768
RH (a)	644	156,846
RumbleON, Inc. Class B (a)	322	1,951
Sally Beauty Holdings, Inc. (a)	3,576	55,714
Shoe Carnival, Inc. (b)	576	14,774
Signet Jewelers Ltd. (b)	1,548	120,403
Sleep Number Corp. (a)	740	22,503
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	561	30,485
Sportsman's Warehouse Holdings, Inc. (a)	1,261	10,693
Stitch Fix, Inc. (a)(b)	2,661	13,598
The Aaron's Co., Inc.	1,001	9,670
The Buckle, Inc.	984	35,119
The Cato Corp. Class A (sub. vtg.)	532	4,703
The Children's Place, Inc. (a)(b)	443	17,831
The Container Store Group, Inc. (a)	1,020	3,499
The ODP Corp. (a)	1,338	60,183
The RealReal, Inc. (a)(b)	2,959	3,728
thredUP, Inc. (a)	2,158	5,460
Tilly's, Inc. (a)(b)	799	6,160
TravelCenters of America LLC (a)(b)	419	36,244
Upbound Group, Inc. (b)	1,677	41,103
Urban Outfitters, Inc. (a)	1,988	55,107
Victoria's Secret & Co. (a)	2,725	93,059
Vroom, Inc. (a)(b)	4,495	4,040
Wayfair LLC Class A (a)	2,590	88,941
Williams-Sonoma, Inc. (b)	2,236	272,032
Winmark Corp.	93	29,800
Zumiez, Inc. (a)(b)	534	9,847
		5,172,808
Textiles, Apparel & Luxury Goods - 1.5%
Allbirds, Inc. Class A (a)(b)	3,246	3,895
Capri Holdings Ltd. (a)	4,314	202,758
Carter's, Inc. (b)	1,278	91,914
Columbia Sportswear Co.	1,183	106,754
Crocs, Inc. (a)	2,067	261,351
Deckers Outdoor Corp. (a)	886	398,301
Fossil Group, Inc. (a)	1,687	5,398
G-III Apparel Group Ltd. (a)	1,453	22,594
Hanesbrands, Inc. (b)	11,725	61,674
Kontoor Brands, Inc.	1,652	79,940
Levi Strauss & Co. Class A (b)	3,217	58,646
Movado Group, Inc.	544	15,651
Oxford Industries, Inc. (b)	505	53,323
PLBY Group, Inc. (a)(b)	929	1,839
PVH Corp.	2,183	194,636
Ralph Lauren Corp. (b)	1,375	160,421
Rocky Brands, Inc.	203	4,683
Samsonite International SA (a)(d)	48,000	148,282
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,493	213,507
Steven Madden Ltd.	2,453	88,308
Tapestry, Inc.	8,060	347,467
Under Armour, Inc.:
Class A (sub. vtg.) (a)	7,084	67,227
Class C (non-vtg.) (a)	5,745	49,005
Unifi, Inc. (a)	490	4,003
Vera Bradley, Inc. (a)	888	5,319
Wolverine World Wide, Inc.	2,659	45,336
		2,692,232
TOTAL CONSUMER DISCRETIONARY		23,370,036
CONSUMER STAPLES - 4.0%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	316	103,869
Celsius Holdings, Inc. (a)(b)	1,353	125,748
Coca-Cola Bottling Co. Consolidated	154	82,402
Duckhorn Portfolio, Inc. (a)	1,407	22,371
MGP Ingredients, Inc.	518	50,101
Molson Coors Beverage Co. Class B	6,295	325,326
National Beverage Corp. (a)(b)	779	41,069
The Vita Coco Co., Inc. (a)(b)	786	15,421
Vintage Wine Estates, Inc. (a)(b)	1,410	1,509
		767,816
Food & Staples Retailing - 1.0%
Albertsons Companies, Inc.	5,350	111,173
Andersons, Inc.	1,041	43,014
BJ's Wholesale Club Holdings, Inc. (a)	4,522	343,989
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	341	0
warrants 11/4/28 (a)	341	0
warrants 11/4/28 (a)	341	0
Casey's General Stores, Inc.	1,247	269,926
Chefs' Warehouse Holdings (a)	1,134	38,613
Grocery Outlet Holding Corp. (a)	2,963	83,734
Ingles Markets, Inc. Class A	479	42,487
Performance Food Group Co. (a)	5,206	314,130
PriceSmart, Inc.	841	60,115
Rite Aid Corp. (a)(b)	1,915	4,290
SpartanNash Co.	1,198	29,710
Sprouts Farmers Market LLC (a)	3,543	124,111
U.S. Foods Holding Corp. (a)	6,851	253,076
United Natural Foods, Inc. (a)	1,953	51,462
Weis Markets, Inc.	558	47,246
		1,817,076
Food Products - 1.9%
Alico, Inc. (b)	183	4,429
AppHarvest, Inc. (a)	2,751	1,684
B&G Foods, Inc. Class A (b)	2,366	36,744
Benson Hill, Inc. (a)	4,411	5,073
Beyond Meat, Inc. (a)(b)	1,991	32,314
Bunge Ltd.	5,017	479,224
Cal-Maine Foods, Inc.	1,278	77,817
Calavo Growers, Inc.	594	17,089
Campbell Soup Co.	6,721	369,521
Darling Ingredients, Inc. (a)	5,370	313,608
Flowers Foods, Inc.	6,430	176,246
Fresh Del Monte Produce, Inc.	1,003	30,200
Freshpet, Inc. (a)	1,610	106,566
Hostess Brands, Inc. Class A (a)	4,482	111,512
Ingredion, Inc.	2,191	222,890
J&J Snack Foods Corp. (b)	501	74,258
John B. Sanfilippo & Son, Inc.	301	29,173
Lamb Weston Holdings, Inc.	4,812	502,950
Lancaster Colony Corp.	663	134,509
Lifecore Biomedical (a)	875	3,303
Mission Produce, Inc. (a)	1,348	14,976
Pilgrim's Pride Corp. (a)	1,541	35,720
Post Holdings, Inc. (a)	1,818	163,384
Seaboard Corp.	9	33,930
Seneca Foods Corp. Class A (a)	171	8,938
Sovos Brands, Inc. (a)	1,258	20,983
Tattooed Chef, Inc. (a)(b)	1,571	2,231
The Hain Celestial Group, Inc. (a)	3,014	51,690
The Simply Good Foods Co. (a)	2,818	112,072
Tootsie Roll Industries, Inc.	607	27,260
TreeHouse Foods, Inc. (a)	1,683	84,874
Utz Brands, Inc. Class A	2,193	36,119
Vital Farms, Inc. (a)	959	14,673
Whole Earth Brands, Inc. Class A (a)	1,006	2,575
		3,338,535
Household Products - 0.2%
Central Garden & Pet Co. (a)	378	15,521
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,313	51,299
Energizer Holdings, Inc.	2,199	76,305
Reynolds Consumer Products, Inc.	1,806	49,665
Spectrum Brands Holdings, Inc.	1,365	90,390
WD-40 Co. (b)	454	80,835
		364,015
Personal Products - 0.5%
BellRing Brands, Inc.	4,527	153,918
Coty, Inc. Class A (a)	12,225	147,434
Edgewell Personal Care Co. (b)	1,738	73,726
elf Beauty, Inc. (a)	1,683	138,595
Herbalife Nutrition Ltd. (a)	3,249	52,309
Inter Parfums, Inc.	596	84,775
MediFast, Inc. (b)	363	37,632
Nu Skin Enterprises, Inc. Class A	1,645	64,665
The Beauty Health Co. (a)	3,339	42,172
The Honest Co., Inc. (a)	1,903	3,425
USANA Health Sciences, Inc. (a)	376	23,650
Veru, Inc. (a)(b)	1,714	1,988
		824,289
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	7,040	5,414
Turning Point Brands, Inc.	537	11,277
Universal Corp.	812	42,947
Vector Group Ltd.	4,401	52,856
		112,494
TOTAL CONSUMER STAPLES		7,224,225
ENERGY - 4.3%
Energy Equipment & Services - 1.2%
Archrock, Inc.	4,461	43,584
Bristow Group, Inc. (a)	770	17,248
Cactus, Inc.	2,036	83,944
Championx Corp.	6,674	181,066
Core Laboratories NV (b)	1,570	34,619
DMC Global, Inc. (a)	644	14,149
Dril-Quip, Inc. (a)	1,146	32,879
Expro Group Holdings NV (a)	2,318	42,558
Helix Energy Solutions Group, Inc. (a)	4,745	36,726
Helmerich & Payne, Inc.	3,524	125,983
Liberty Oilfield Services, Inc. Class A	5,205	66,676
Nabors Industries Ltd. (a)	296	36,085
Newpark Resources, Inc. (a)	2,626	10,110
Nextier Oilfield Solutions, Inc. (a)	5,298	42,119
Noble Corp. PLC	3,283	129,580
NOV, Inc.	13,159	243,573
Oceaneering International, Inc. (a)	3,364	59,307
Oil States International, Inc. (a)	2,172	18,093
Patterson-UTI Energy, Inc.	7,267	85,024
ProFrac Holding Corp.	915	11,593
ProPetro Holding Corp. (a)	3,254	23,396
RPC, Inc.	2,914	22,409
Select Energy Services, Inc. Class A	2,812	19,572
Solaris Oilfield Infrastructure, Inc. Class A	1,071	9,146
TechnipFMC PLC (a)	14,933	203,835
TETRA Technologies, Inc. (a)	3,737	9,903
Tidewater, Inc. (a)	1,685	74,275
Transocean Ltd. (United States) (a)(b)	22,236	141,421
U.S. Silica Holdings, Inc. (a)	2,515	30,029
Valaris Ltd. (a)	2,011	130,836
Weatherford International PLC (a)	2,147	127,424
		2,107,162
Oil, Gas & Consumable Fuels - 3.1%
Aemetis, Inc. (a)(b)	1,045	2,424
Alto Ingredients, Inc. (a)	2,110	3,165
American Resources Corp. (a)(b)	1,913	2,870
Amplify Energy Corp. (a)(b)	1,161	7,976
Antero Resources Corp. (a)	9,255	213,698
APA Corp.	10,768	388,294
Arch Resources, Inc.	606	79,665
Berry Corp.	2,165	16,995
California Resources Corp.	2,463	94,826
Callon Petroleum Co. (a)	1,725	57,684
Centrus Energy Corp. Class A (a)	392	12,622
Chesapeake Energy Corp.	3,590	272,984
Chord Energy Corp.	1,394	187,632
Civitas Resources, Inc. (b)	1,741	118,980
Clean Energy Fuels Corp. (a)(b)	5,847	25,493
CNX Resources Corp. (a)	6,038	96,729
Comstock Resources, Inc. (b)	3,058	32,996
CONSOL Energy, Inc.	1,094	63,747
Crescent Energy, Inc. Class A (b)	1,259	14,239
CVR Energy, Inc. (b)	973	31,895
Delek U.S. Holdings, Inc.	2,308	52,969
Denbury, Inc. (a)	1,667	146,079
DT Midstream, Inc.	3,235	159,712
Earthstone Energy, Inc. (a)(b)	1,240	16,132
EQT Corp.	12,294	392,302
Equitrans Midstream Corp.	14,472	83,648
Gevo, Inc. (a)(b)	7,649	11,779
Green Plains, Inc. (a)(b)	1,993	61,763
Gulfport Energy Corp. (a)(b)	390	31,200
HF Sinclair Corp.	4,503	217,855
International Seaways, Inc.	1,336	55,684
Kosmos Energy Ltd. (a)	15,277	113,661
Magnolia Oil & Gas Corp. Class A	5,599	122,506
Matador Resources Co.	3,763	179,307
Murphy Oil Corp.	4,896	181,054
National Energy Services Reunited Corp. (a)	1,562	8,216
New Fortress Energy, Inc.	1,610	47,382
Nextdecade Corp. (a)(b)	1,932	9,602
Northern Oil & Gas, Inc. (b)	2,258	68,530
Par Pacific Holdings, Inc. (a)	1,871	54,633
PBF Energy, Inc. Class A	3,826	165,895
PDC Energy, Inc.	3,090	198,316
Peabody Energy Corp. (a)(b)	3,961	101,402
Permian Resource Corp. Class A (b)	6,817	71,579
Range Resources Corp.	8,097	214,328
Ranger Oil Corp.	653	26,669
Rex American Resources Corp. (a)	521	14,895
Ring Energy, Inc. (a)(b)	2,887	5,485
SandRidge Energy, Inc. (a)	1,052	15,159
SilverBow Resources, Inc. (a)	440	10,054
Sitio Royalties Corp.	2,491	56,297
SM Energy Co.	4,118	115,963
Southwestern Energy Co. (a)	37,005	185,025
Talos Energy, Inc. (a)	2,149	31,891
Teekay Corp. (a)	2,240	13,843
Teekay Tankers Ltd. (a)	796	34,172
Tellurian, Inc. (a)(b)	16,796	20,659
Texas Pacific Land Corp. (b)	206	350,410
Uranium Energy Corp. (a)(b)	12,208	35,159
VAALCO Energy, Inc. (b)	3,556	16,109
Vertex Energy, Inc. (a)(b)	2,008	19,839
Vital Energy, Inc. (a)	561	25,548
Vitesse Energy, Inc. (b)	718	13,664
W&T Offshore, Inc. (a)	3,115	15,824
World Fuel Services Corp.	2,089	53,374
		5,550,487
TOTAL ENERGY		7,657,649
FINANCIALS - 15.8%
Banks - 5.4%
1st Source Corp.	565	24,380
Amerant Bancorp, Inc. Class A	881	19,171
Ameris Bancorp	2,184	79,891
Associated Banc-Corp.	5,038	90,583
Atlantic Union Bankshares Corp.	2,495	87,450
Axos Financial, Inc. (a)	1,795	66,271
Banc of California, Inc.	1,848	23,155
BancFirst Corp.	581	48,281
Bancorp, Inc., Delaware (a)	1,872	52,135
Bank of Hawaii Corp.	1,337	69,631
Bank of Marin Bancorp	518	11,339
Bank OZK	3,710	126,882
BankUnited, Inc.	2,596	58,618
Banner Corp.	1,140	61,982
Berkshire Hills Bancorp, Inc.	1,485	37,214
Blue Foundry Bancorp (a)	939	8,939
BOK Financial Corp.	965	81,456
Brookline Bancorp, Inc., Delaware	2,968	31,164
Byline Bancorp, Inc.	758	16,388
Cadence Bank	6,114	126,927
Camden National Corp.	483	17,480
Capitol Federal Financial, Inc.	4,404	29,639
Cathay General Bancorp	2,489	85,920
Central Pacific Financial Corp.	935	16,737
City Holding Co.	499	45,349
Coastal Financial Corp. of Washington (a)	343	12,351
Columbia Banking Systems, Inc.	2,650	56,763
Columbia Financial, Inc. (a)(b)	1,099	20,090
Comerica, Inc.	4,388	190,527
Commerce Bancshares, Inc.	3,808	222,197
Community Bank System, Inc.	1,798	94,377
Community Trust Bancorp, Inc.	501	19,013
ConnectOne Bancorp, Inc.	1,187	20,986
CrossFirst Bankshares, Inc. (a)	1,453	15,227
Cullen/Frost Bankers, Inc.	2,155	227,008
Customers Bancorp, Inc. (a)	1,010	18,705
CVB Financial Corp.	4,391	73,242
Dime Community Bancshares, Inc.	1,078	24,492
Eagle Bancorp, Inc.	1,059	35,445
East West Bancorp, Inc.	4,723	262,127
Eastern Bankshares, Inc.	5,412	68,299
Enterprise Financial Services Corp.	1,245	55,515
Equity Bancshares, Inc.	458	11,161
Farmers National Banc Corp.	1,157	14,624
FB Financial Corp.	1,193	37,078
Financial Institutions, Inc.	514	9,910
First Bancorp, North Carolina	1,189	42,233
First Bancorp, Puerto Rico	6,184	70,621
First Bancshares, Inc.	791	20,432
First Busey Corp.	1,715	34,883
First Citizens Bancshares, Inc.	398	387,294
First Commonwealth Financial Corp.	3,149	39,142
First Financial Bancorp, Ohio	3,162	68,837
First Financial Bankshares, Inc.	4,346	138,637
First Financial Corp., Indiana	367	13,755
First Foundation, Inc.	1,662	12,382
First Hawaiian, Inc.	4,279	88,276
First Horizon National Corp.	17,972	319,542
First Internet Bancorp	304	5,062
First Interstate Bancsystem, Inc.	2,971	88,714
First Merchants Corp.	1,993	65,669
Flushing Financial Corp.	975	14,518
FNB Corp., Pennsylvania	11,738	136,161
Fulton Financial Corp.	5,597	77,351
German American Bancorp, Inc.	924	30,834
Glacier Bancorp, Inc.	3,706	155,689
Great Southern Bancorp, Inc.	313	15,863
Hancock Whitney Corp.	2,875	104,650
Hanmi Financial Corp.	1,004	18,644
HarborOne Bancorp, Inc.	1,417	17,287
Heartland Financial U.S.A., Inc.	1,268	48,640
Heritage Commerce Corp.	2,027	16,885
Heritage Financial Corp., Washington	1,166	24,952
Hilltop Holdings, Inc.	1,546	45,870
Hingham Institution for Savings	51	11,905
Home Bancshares, Inc.	6,334	137,511
HomeStreet, Inc.	626	11,262
HomeTrust Bancshares, Inc.	503	12,369
Hope Bancorp, Inc.	3,998	39,260
Horizon Bancorp, Inc. Indiana	1,293	14,301
Independent Bank Corp.	1,528	100,267
Independent Bank Corp.	759	13,487
Independent Bank Group, Inc.	1,193	55,296
International Bancshares Corp.	1,760	75,363
Kearny Financial Corp.	2,213	17,970
Lakeland Bancorp, Inc.	2,173	33,986
Lakeland Financial Corp.	847	53,056
Live Oak Bancshares, Inc.	1,127	27,465
Mercantile Bank Corp.	483	14,770
Metropolitan Bank Holding Corp. (a)	376	12,743
Midland States Bancorp, Inc.	717	15,358
National Bank Holdings Corp.	1,265	42,327
NBT Bancorp, Inc.	1,431	48,239
New York Community Bancorp, Inc.	22,779	205,922
Nicolet Bankshares, Inc. (a)	452	28,499
Northfield Bancorp, Inc.	1,362	16,044
Northwest Bancshares, Inc. (b)	4,204	50,574
OceanFirst Financial Corp.	1,954	36,110
OFG Bancorp	1,594	39,754
Old National Bancorp, Indiana	9,807	141,417
Old Second Bancorp, Inc.	1,312	18,447
Origin Bancorp, Inc.	991	31,861
Pacific Premier Bancorp, Inc.	3,190	76,624
PacWest Bancorp (b)	3,959	38,521
Park National Corp.	483	57,269
Pathward Financial, Inc.	977	40,536
Peapack-Gladstone Financial Corp.	565	16,735
Peoples Bancorp, Inc.	957	24,643
Pinnacle Financial Partners, Inc.	2,565	141,485
Popular, Inc.	2,437	139,908
Preferred Bank, Los Angeles	434	23,788
Premier Financial Corp.	1,195	24,772
Prosperity Bancshares, Inc.	3,055	187,944
Provident Financial Services, Inc.	2,504	48,027
QCR Holdings, Inc.	564	24,765
Renasant Corp.	1,867	57,093
Republic First Bancorp, Inc. (a)(b)	1,485	2,020
S&T Bancorp, Inc.	1,286	40,445
Sandy Spring Bancorp, Inc.	1,500	38,970
Seacoast Banking Corp., Florida	2,396	56,785
ServisFirst Bancshares, Inc.	1,637	89,429
Simmons First National Corp. Class A	4,257	74,455
Southern Missouri Bancorp, Inc.	259	9,689
Southside Bancshares, Inc.	1,023	33,964
Southstate Corp.	2,535	180,644
Stellar Bancorp, Inc.	1,514	37,260
Stock Yards Bancorp, Inc.	987	54,423
Synovus Financial Corp.	4,875	150,296
Texas Capital Bancshares, Inc. (a)	1,670	81,763
Tompkins Financial Corp.	417	27,610
TowneBank	2,215	59,030
Trico Bancshares	1,117	46,456
Triumph Bancorp, Inc. (a)	757	43,951
Trustco Bank Corp., New York	627	20,026
Trustmark Corp.	2,043	50,462
UMB Financial Corp.	1,454	83,925
United Bankshares, Inc., West Virginia (b)	4,497	158,294
United Community Bank, Inc.	3,556	99,995
Univest Corp. of Pennsylvania	992	23,550
Valley National Bancorp	14,087	130,164
Veritex Holdings, Inc.	1,836	33,525
Washington Federal, Inc.	2,171	65,391
Washington Trust Bancorp, Inc.	581	20,137
Webster Financial Corp.	5,832	229,897
WesBanco, Inc.	1,962	60,233
Westamerica Bancorp.	898	39,781
Western Alliance Bancorp.	3,649	129,685
Wintrust Financial Corp.	2,038	148,672
WSFS Financial Corp.	2,065	77,665
Zions Bancorp NA	5,016	150,129
		9,665,336
Capital Markets - 3.4%
Affiliated Managers Group, Inc.	1,261	179,592
Ares Management Corp.	5,225	435,974
Artisan Partners Asset Management, Inc.	2,257	72,179
Assetmark Financial Holdings, Inc. (a)	699	21,984
Avantax, Inc. (a)	1,615	42,507
B. Riley Financial, Inc. (b)	550	15,615
BGC Partners, Inc. Class A	10,842	56,704
Blue Owl Capital, Inc. Class A (b)	11,750	130,190
Bridge Investment Group Holdings, Inc.	905	10,254
BrightSphere Investment Group, Inc.	1,087	25,631
Carlyle Group LP	7,313	227,142
Cboe Global Markets, Inc.	3,550	476,552
Cohen & Steers, Inc.	836	53,471
Coinbase Global, Inc. (a)(b)	5,330	360,148
Diamond Hill Investment Group, Inc.	105	17,281
Donnelley Financial Solutions, Inc. (a)	844	34,486
Evercore, Inc. Class A	1,196	137,994
Federated Hermes, Inc.	2,822	113,275
Focus Financial Partners, Inc. Class A (a)	1,937	100,472
Franklin Resources, Inc. (b)	9,504	256,038
Galaxy Digital Holdings Ltd. (a)	3,685	14,069
GCM Grosvenor, Inc. Class A (b)	1,369	10,692
GQG Partners, Inc. CDI	25,061	21,954
Greenhill & Co., Inc.	368	3,264
Hamilton Lane, Inc. Class A	1,192	88,184
Houlihan Lokey	1,669	146,021
Interactive Brokers Group, Inc.	3,445	284,419
Invesco Ltd.	15,234	249,838
Janus Henderson Group PLC	4,437	118,202
Jefferies Financial Group, Inc.	6,135	194,725
Lazard Ltd. Class A	3,772	124,891
LPL Financial	2,666	539,598
Moelis & Co. Class A	2,143	82,377
Morningstar, Inc.	839	170,342
Open Lending Corp. (a)	3,638	25,612
Oppenheimer Holdings, Inc. Class A (non-vtg.)	246	9,631
P10, Inc.	1,295	13,092
Perella Weinberg Partners Class A	1,506	13,705
Piper Jaffray Companies	473	65,563
PJT Partners, Inc.	824	59,485
Sculptor Capital Management, Inc. Class A	729	6,277
SEI Investments Co.	3,426	197,166
StepStone Group, Inc. Class A	1,636	39,706
Stifel Financial Corp.	3,562	210,479
StoneX Group, Inc. (a)	571	59,116
Tradeweb Markets, Inc. Class A	3,719	293,875
Victory Capital Holdings, Inc.	900	26,343
Virtu Financial, Inc. Class A	3,113	58,836
Virtus Investment Partners, Inc.	230	43,790
WisdomTree Investments, Inc.	3,656	21,424
		5,960,165
Consumer Finance - 0.6%
Atlanticus Holdings Corp. (a)	143	3,880
Bread Financial Holdings, Inc.	1,665	50,483
Credit Acceptance Corp. (a)(b)	203	88,516
CURO Group Holdings Corp.	768	1,329
Encore Capital Group, Inc. (a)	786	39,654
Enova International, Inc. (a)	1,064	47,274
EZCORP, Inc. (non-vtg.) Class A (a)	1,817	15,626
FirstCash Holdings, Inc.	1,251	119,308
Green Dot Corp. Class A (a)	1,574	27,041
Katapult Holdings, Inc. (a)(b)	3,163	1,410
LendingClub Corp. (a)	3,540	25,523
LendingTree, Inc. (a)	400	10,664
Medallion Financial Corp.	629	4,824
MoneyLion, Inc. (a)	4,415	2,507
Navient Corp.	3,508	56,093
Nelnet, Inc. Class A	589	54,123
NerdWallet, Inc. (a)	1,037	16,779
OneMain Holdings, Inc.	4,092	151,731
Oportun Financial Corp. (a)(b)	979	3,779
PRA Group, Inc. (a)	1,307	50,921
PROG Holdings, Inc. (a)	1,662	39,539
Regional Management Corp.	307	8,010
SLM Corp.	8,387	103,915
SoFi Technologies, Inc. (a)(b)	27,363	166,093
Sunlight Financial Holdings, Inc. Class A (a)(b)	1,117	349
Upstart Holdings, Inc. (a)(b)	2,387	37,929
World Acceptance Corp. (a)(b)	105	8,745
		1,136,045
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc. (b)	610	21,137
Acacia Research Corp. (a)	1,415	5,462
Cannae Holdings, Inc. (a)	2,452	49,481
Equitable Holdings, Inc.	11,539	292,975
Jackson Financial, Inc.	1,975	73,885
Star Holdings	449	7,808
Voya Financial, Inc. (b)	3,254	232,531
		683,279
Financial Services - 1.2%
Affirm Holdings, Inc. (a)(b)	7,004	78,935
Cantaloupe, Inc. (a)	1,752	9,986
Cass Information Systems, Inc.	409	17,714
Essent Group Ltd.	3,607	144,460
Euronet Worldwide, Inc. (a)	1,576	176,354
EVERTEC, Inc.	2,185	73,744
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	315	41,955
i3 Verticals, Inc. Class A (a)	757	18,569
International Money Express, Inc. (a)	1,118	28,822
Marqeta, Inc. Class A (a)	14,840	67,819
Merchants Bancorp	850	22,134
MGIC Investment Corp.	9,946	133,475
MoneyGram International, Inc. (a)	3,169	33,021
Mr. Cooper Group, Inc. (a)	2,366	96,935
NMI Holdings, Inc. (a)	2,805	62,636
Ocwen Financial Corp. (a)(b)	235	6,373
Paymentus Holdings, Inc. (a)(b)	617	5,467
PennyMac Financial Services, Inc.	1,007	60,027
Radian Group, Inc.	5,254	116,113
Repay Holdings Corp. (a)	2,523	16,576
Rocket Companies, Inc. (b)	4,100	37,146
Shift4 Payments, Inc. (a)	1,774	134,469
TFS Financial Corp. (b)	1,551	19,589
The Western Union Co.	12,951	144,404
Toast, Inc. (a)	10,359	183,872
UWM Holdings Corp. Class A (b)	3,113	15,285
Walker & Dunlop, Inc.	1,035	78,836
Waterstone Financial, Inc.	759	11,484
WEX, Inc. (a)	1,459	268,296
		2,104,496
Insurance - 3.9%
AMBAC Financial Group, Inc. (a)	1,500	23,220
American Equity Investment Life Holding Co.	2,322	84,730
American Financial Group, Inc.	2,338	284,067
Amerisafe, Inc.	646	31,622
Argo Group International Holdings, Ltd.	1,175	34,416
Assurant, Inc.	1,770	212,524
Assured Guaranty Ltd.	2,012	101,143
Axis Capital Holdings Ltd.	2,579	140,607
Brighthouse Financial, Inc. (a)	2,317	102,203
Brown & Brown, Inc.	7,869	451,838
BRP Group, Inc. (a)	2,030	51,684
CNO Financial Group, Inc.	3,831	85,010
eHealth, Inc. (a)	886	8,293
Employers Holdings, Inc.	914	38,105
Enstar Group Ltd. (a)	453	105,001
Erie Indemnity Co. Class A	834	193,204
Everest Re Group Ltd.	1,311	469,364
First American Financial Corp.	3,463	192,751
Genworth Financial, Inc. Class A (a)	16,544	83,051
Globe Life, Inc.	3,027	333,031
Goosehead Insurance (a)(b)	720	37,584
Hanover Insurance Group, Inc.	1,190	152,915
HCI Group, Inc. (b)	231	12,382
Hippo Holdings, Inc. (a)	502	8,147
Horace Mann Educators Corp.	1,378	46,135
James River Group Holdings Ltd.	1,247	25,751
Kemper Corp.	2,139	116,918
Kinsale Capital Group, Inc.	722	216,708
Lemonade, Inc. (a)(b)	1,473	21,005
Lincoln National Corp.	5,164	116,035
Loews Corp.	6,591	382,410
MBIA, Inc. (a)	1,542	14,279
Mercury General Corp.	892	28,312
National Western Life Group, Inc.	81	19,652
Old Republic International Corp.	9,458	236,166
Oscar Health, Inc. (a)	3,841	25,120
Palomar Holdings, Inc. (a)	856	47,251
Primerica, Inc.	1,235	212,716
ProAssurance Corp.	1,786	33,005
Reinsurance Group of America, Inc.	2,236	296,851
RenaissanceRe Holdings Ltd.	1,463	293,097
RLI Corp.	1,349	179,296
Root, Inc. (a)	172	776
Ryan Specialty Group Holdings, Inc. (a)(b)	2,784	112,028
Safety Insurance Group, Inc.	497	37,036
Selective Insurance Group, Inc.	2,017	192,281
Selectquote, Inc. (a)	4,398	9,544
Siriuspoint Ltd. (a)	2,809	22,837
Stewart Information Services Corp.	930	37,526
Tiptree, Inc.	651	9,485
Trean Insurance Group, Inc. (a)	595	3,641
Trupanion, Inc. (a)(b)	1,183	50,739
United Fire Group, Inc.	724	19,222
Universal Insurance Holdings, Inc.	907	16,526
Unum Group	6,263	247,764
W.R. Berkley Corp.	6,844	426,107
White Mountains Insurance Group Ltd.	85	117,087
		6,850,198
Mortgage Real Estate Investment Trusts - 0.9%
AG Mortgage Investment Trust, Inc. (b)	758	4,359
AGNC Investment Corp.	19,151	193,042
Annaly Capital Management, Inc.	15,678	299,607
Apollo Commercial Real Estate Finance, Inc.	4,329	40,303
Arbor Realty Trust, Inc. (b)	5,727	65,803
Ares Commercial Real Estate Corp. (b)	1,976	17,962
Armour Residential REIT, Inc. (b)	4,432	23,268
Blackstone Mortgage Trust, Inc. (b)	5,774	103,066
BrightSpire Capital, Inc.	3,270	19,293
Broadmark Realty Capital, Inc.	4,388	20,624
Cherry Hill Mortgage Investment Corp. (b)	676	3,732
Chimera Investment Corp.	7,708	43,473
Dynex Capital, Inc.	1,588	19,247
Ellington Financial LLC (b)	1,924	23,492
Ellington Residential Mortgage REIT (b)	436	3,183
Franklin BSP Realty Trust, Inc. (b)	2,778	33,142
Granite Point Mortgage Trust, Inc.	1,739	8,625
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	2,978	85,171
Invesco Mortgage Capital, Inc. (b)	1,201	13,319
KKR Real Estate Finance Trust, Inc. (b)	1,931	21,994
Ladder Capital Corp. Class A	3,757	35,504
MFA Financial, Inc.	3,050	30,256
New York Mortgage Trust, Inc.	3,066	30,537
Orchid Island Capital, Inc. (b)	1,185	12,715
PennyMac Mortgage Investment Trust	2,940	36,250
Ready Capital Corp. (b)	3,365	34,222
Redwood Trust, Inc.	3,811	25,686
Rithm Capital Corp.	15,931	127,448
Sachem Capital Corp. (b)	1,386	5,156
Starwood Property Trust, Inc. (b)	10,419	184,312
TPG RE Finance Trust, Inc.	2,013	14,614
Two Harbors Investment Corp.	2,910	42,806
		1,622,211
TOTAL FINANCIALS		28,021,730
HEALTH CARE - 12.0%
Biotechnology - 4.2%
2seventy bio, Inc. (a)	1,255	12,801
4D Molecular Therapeutics, Inc. (a)	960	16,502
ACADIA Pharmaceuticals, Inc. (a)	4,015	75,562
Adicet Bio, Inc. (a)	1,026	5,910
ADMA Biologics, Inc. (a)	6,079	20,121
Adverum Biotechnologies, Inc. (a)	2,500	1,794
Agenus, Inc. (a)	9,213	14,004
Agios Pharmaceuticals, Inc. (a)	1,835	42,150
Akero Therapeutics, Inc. (a)	1,028	39,331
Alaunos Therapeutics, Inc. (a)(b)	7,099	4,472
Aldeyra Therapeutics, Inc. (a)	1,611	15,997
Alector, Inc. (a)	2,015	12,473
Alkermes PLC (a)	5,498	154,989
Allakos, Inc. (a)(b)	2,311	10,284
Allogene Therapeutics, Inc. (a)(b)	2,965	14,647
Allovir, Inc. (a)(b)	1,499	5,906
Altimmune, Inc. (a)(b)	1,449	6,115
ALX Oncology Holdings, Inc. (a)(b)	713	3,223
Amicus Therapeutics, Inc. (a)	8,361	92,723
AnaptysBio, Inc. (a)(b)	665	14,470
Anavex Life Sciences Corp. (a)(b)	2,607	22,342
Anika Therapeutics, Inc. (a)	521	14,963
Apellis Pharmaceuticals, Inc. (a)	3,147	207,576
Arbutus Biopharma Corp. (a)	3,808	11,538
Arcturus Therapeutics Holdings, Inc. (a)	825	19,775
Arcus Biosciences, Inc. (a)	1,720	31,373
Arcutis Biotherapeutics, Inc. (a)	1,300	14,300
Ardelyx, Inc. (a)	6,245	29,914
Arrowhead Pharmaceuticals, Inc. (a)	3,550	90,170
Ars Pharmaceuticals, Inc. (a)	1,166	7,591
Assembly Biosciences, Inc. (a)	1,110	933
Atara Biotherapeutics, Inc. (a)	2,993	8,680
Atossa Therapeutics, Inc. (a)(b)	4,119	2,986
Aura Biosciences, Inc. (a)	477	4,427
Avid Bioservices, Inc. (a)	2,055	38,552
Avidity Biosciences, Inc. (a)	2,220	34,077
Avita Medical, Inc. (a)	884	12,349
Beam Therapeutics, Inc. (a)	1,988	60,873
BioAtla, Inc. (a)(b)	1,397	3,744
BioCryst Pharmaceuticals, Inc. (a)	6,222	51,891
Biohaven Ltd. (b)	2,140	29,232
BioXcel Therapeutics, Inc. (a)(b)	664	12,390
bluebird bio, Inc. (a)	2,646	8,414
Blueprint Medicines Corp. (a)	2,003	90,115
BridgeBio Pharma, Inc. (a)(b)	3,618	59,986
C4 Therapeutics, Inc. (a)	1,416	4,446
Cardiff Oncology, Inc. (a)	1,360	2,244
CareDx, Inc. (a)	1,793	16,388
Caribou Biosciences, Inc. (a)	1,778	9,441
Carisma Therapeutics, Inc. (b)	319	989
Carisma Therapeutics, Inc. rights (a)(c)	6,389	0
Catalyst Pharmaceutical Partners, Inc. (a)	3,251	53,902
Cel-Sci Corp. (a)(b)	1,586	3,680
Celldex Therapeutics, Inc. (a)	1,581	56,884
Century Therapeutics, Inc. (a)	681	2,363
Cerevel Therapeutics Holdings (a)	2,153	52,512
Checkpoint Therapeutics, Inc. (a)(b)	210	473
Chimerix, Inc. (a)	3,230	4,070
Chinook Therapeutics, Inc. (a)	1,496	34,632
Cogent Biosciences, Inc. (a)	2,157	23,274
Coherus BioSciences, Inc. (a)	2,167	14,822
Crinetics Pharmaceuticals, Inc. (a)	1,448	23,255
CRISPR Therapeutics AG (a)(b)	2,626	118,774
CTI BioPharma Corp. (a)(b)	3,545	14,889
Cue Biopharma, Inc. (a)	1,306	4,662
Cullinan Oncology, Inc. (a)	956	9,780
Curis, Inc. (a)	2,619	1,561
Cytokinetics, Inc. (a)	3,170	111,552
CytomX Therapeutics, Inc. (a)(b)	2,390	3,609
Day One Biopharmaceuticals, Inc. (a)	894	11,953
Deciphera Pharmaceuticals, Inc. (a)	1,634	25,245
Denali Therapeutics, Inc. (a)	3,685	84,902
DermTech, Inc. (a)(b)	749	2,756
Design Therapeutics, Inc. (a)(b)	965	5,568
Dynavax Technologies Corp. (a)(b)	4,023	39,466
Dyne Therapeutics, Inc. (a)	845	9,734
Eagle Pharmaceuticals, Inc. (a)	333	9,447
Editas Medicine, Inc. (a)(b)	2,305	16,711
Eiger Biopharmaceuticals, Inc. (a)	1,340	1,202
Emergent BioSolutions, Inc. (a)	1,486	15,395
Enanta Pharmaceuticals, Inc. (a)	643	26,003
Entrada Therapeutics, Inc. (a)	567	8,222
Erasca, Inc. (a)	1,966	5,918
Evelo Biosciences, Inc. (a)(b)	1,838	332
Exelixis, Inc. (a)	10,794	209,512
Fate Therapeutics, Inc. (a)(b)	2,750	15,675
FibroGen, Inc. (a)	2,945	54,954
Foghorn Therapeutics, Inc. (a)	716	4,439
G1 Therapeutics, Inc. (a)	1,210	3,243
Generation Bio Co. (a)	1,542	6,631
Geron Corp. (a)	11,333	24,593
Gossamer Bio, Inc. (a)	2,527	3,184
Gritstone Bio, Inc. (a)	2,631	7,314
Halozyme Therapeutics, Inc. (a)	4,530	173,001
Heron Therapeutics, Inc. (a)	3,510	5,300
Homology Medicines, Inc. (a)	1,147	1,181
Humacyte, Inc. Class A (a)(b)	1,629	5,034
Icosavax, Inc. (a)(b)	663	3,845
Ideaya Biosciences, Inc. (a)	1,369	18,796
IGM Biosciences, Inc. (a)(b)	302	4,149
Immunic, Inc. (a)(b)	815	1,214
ImmunityBio, Inc. (a)(b)	3,416	6,217
ImmunoGen, Inc. (a)	6,852	26,312
Immunovant, Inc. (a)	1,848	28,662
Inhibrx, Inc. (a)(b)	1,008	19,021
Inmune Bio, Inc. (a)(b)	383	2,474
Inovio Pharmaceuticals, Inc. (a)(b)	8,510	6,978
Insmed, Inc. (a)	4,540	77,407
Intellia Therapeutics, Inc. (a)	2,858	106,518
Intercept Pharmaceuticals, Inc. (a)	1,213	16,291
Invivyd, Inc. (a)	1,746	2,095
Ionis Pharmaceuticals, Inc. (a)	4,754	169,908
Iovance Biotherapeutics, Inc. (a)	4,673	28,552
Ironwood Pharmaceuticals, Inc. Class A (a)	4,552	47,887
iTeos Therapeutics, Inc. (a)	809	11,010
Iveric Bio, Inc. (a)	4,265	103,767
Janux Therapeutics, Inc. (a)(b)	573	6,933
Jounce Therapeutics, Inc. (a)	1,031	1,907
Kalvista Pharmaceuticals, Inc. (a)	652	5,125
Karuna Therapeutics, Inc. (a)	921	167,290
Karyopharm Therapeutics, Inc. (a)(b)	2,344	9,118
Keros Therapeutics, Inc. (a)	588	25,108
Kezar Life Sciences, Inc. (a)	1,698	5,315
Kiniksa Pharmaceuticals Ltd. (a)	968	10,416
Kinnate Biopharma, Inc. (a)	498	3,113
Kodiak Sciences, Inc. (a)	1,119	6,938
Kronos Bio, Inc. (a)(b)	1,551	2,264
Krystal Biotech, Inc. (a)	722	57,803
Kura Oncology, Inc. (a)	2,153	26,331
Kymera Therapeutics, Inc. (a)	1,304	38,638
Lexicon Pharmaceuticals, Inc. (a)	2,977	7,234
Lineage Cell Therapeutics, Inc. (a)(b)	4,612	6,918
Macrogenics, Inc. (a)	1,915	13,731
Madrigal Pharmaceuticals, Inc. (a)	407	98,600
MannKind Corp. (a)	8,799	36,076
Mersana Therapeutics, Inc. (a)	2,871	11,800
MiMedx Group, Inc. (a)	3,709	12,648
Mirati Therapeutics, Inc. (a)	1,734	64,470
Mirum Pharmaceuticals, Inc. (a)	848	20,369
Monte Rosa Therapeutics, Inc. (a)	966	7,525
Morphic Holding, Inc. (a)	1,010	38,016
Myriad Genetics, Inc. (a)	2,726	63,325
Natera, Inc. (a)	3,650	202,648
NeoImmuneTech, Inc. (depository receipt) (a)	2,432	6,083
Neurocrine Biosciences, Inc. (a)	3,220	325,928
NextCure, Inc. (a)	420	622
Nkarta, Inc. (a)(b)	1,085	3,852
Novavax, Inc. (a)(b)	2,653	18,385
Nurix Therapeutics, Inc. (a)	1,472	13,071
Nuvalent, Inc. Class A (a)(b)	868	22,646
Ocugen, Inc. (a)(b)	7,079	6,039
Olema Pharmaceuticals, Inc. (a)	1,026	3,560
Omniab, Inc. (c)	200	480
Omniab, Inc. (c)	200	450
Organogenesis Holdings, Inc. Class A (a)	2,217	4,722
ORIC Pharmaceuticals, Inc. (a)(b)	907	5,170
Outlook Therapeutics, Inc. (a)(b)	3,456	3,767
PDL BioPharma, Inc. (a)(c)	2,200	2,772
PDS Biotechnology Corp. (a)	951	5,849
PepGen, Inc. (b)	314	3,840
Pieris Pharmaceuticals, Inc. (a)(b)	1,999	1,951
PMV Pharmaceuticals, Inc. (a)(b)	1,059	5,051
Point Biopharma Global, Inc. (a)(b)	2,534	18,422
Praxis Precision Medicines, Inc. (a)(b)	1,424	1,152
Precigen, Inc. (a)	3,303	3,501
Precision BioSciences, Inc. (a)	2,674	2,015
Prometheus Biosciences, Inc. (a)	1,152	123,633
Protagonist Therapeutics, Inc. (a)	1,572	36,156
Prothena Corp. PLC (a)	1,331	64,514
PTC Therapeutics, Inc. (a)	2,404	116,450
Puma Biotechnology, Inc. (a)	1,444	4,462
RAPT Therapeutics, Inc. (a)	741	13,597
Recursion Pharmaceuticals, Inc. (a)(b)	4,378	29,201
REGENXBIO, Inc. (a)	1,268	23,978
Relay Therapeutics, Inc. (a)	3,014	49,641
Repligen Corp. (a)	1,730	291,263
Replimune Group, Inc. (a)	1,052	18,578
Revolution Medicines, Inc. (a)	2,500	54,150
Rhythm Pharmaceuticals, Inc. (a)	1,484	26,475
Rigel Pharmaceuticals, Inc. (a)	5,964	7,872
Rocket Pharmaceuticals, Inc. (a)	1,945	33,318
Sage Therapeutics, Inc. (a)	1,739	72,968
Sana Biotechnology, Inc. (a)(b)	2,991	9,781
Sangamo Therapeutics, Inc. (a)(b)	4,415	7,770
Sarepta Therapeutics, Inc. (a)	2,939	405,082
Scholar Rock Holding Corp. (a)	1,158	9,264
Selecta Biosciences, Inc. (a)	3,423	4,758
Seres Therapeutics, Inc. (a)	3,009	17,061
Shattuck Labs, Inc. (a)	1,301	3,825
Spectrum Pharmaceuticals, Inc. (a)(b)	5,800	4,350
SpringWorks Therapeutics, Inc. (a)	1,478	38,044
Stoke Therapeutics, Inc. (a)	740	6,164
Surface Oncology, Inc. (a)	1,183	827
Sutro Biopharma, Inc. (a)	1,872	8,649
Syndax Pharmaceuticals, Inc. (a)	2,140	45,197
Taysha Gene Therapies, Inc. (a)	1,378	1,099
TCR2 Therapeutics, Inc. (a)	1,263	1,895
Tenaya Therapeutics, Inc. (a)	914	2,605
TG Therapeutics, Inc. (a)	4,622	69,515
Travere Therapeutics, Inc. (a)	1,828	41,112
Twist Bioscience Corp. (a)	1,910	28,803
Tyra Biosciences, Inc. (a)(b)	486	7,810
Ultragenyx Pharmaceutical, Inc. (a)	2,350	94,235
uniQure B.V. (a)	1,348	27,149
United Therapeutics Corp. (a)	1,526	341,763
Vanda Pharmaceuticals, Inc. (a)	1,850	12,562
Vaxart, Inc. (a)(b)	4,281	3,239
Vaxcyte, Inc. (a)	2,114	79,233
VBI Vaccines, Inc. (a)	5,868	1,778
Veracyte, Inc. (a)	2,417	53,899
Verastem, Inc. (a)	8,074	3,352
Vericel Corp. (a)	1,613	47,293
Verve Therapeutics, Inc. (a)(b)	1,407	20,289
Viking Therapeutics, Inc. (a)(b)	2,220	36,963
Vir Biotechnology, Inc. (a)	2,560	59,571
Viridian Therapeutics, Inc. (a)	1,329	33,810
Voyager Therapeutics, Inc. (a)	943	7,271
Xencor, Inc. (a)	2,016	56,226
Y-mAbs Therapeutics, Inc. (a)	1,075	5,386
Zentalis Pharmaceuticals, Inc. (a)	1,525	26,230
		7,456,988
Health Care Equipment & Supplies - 2.8%
Accuray, Inc. (a)(b)	3,099	9,204
Alphatec Holdings, Inc. (a)	2,326	36,286
Angiodynamics, Inc. (a)	1,281	13,246
Apollo Endosurgery, Inc. (a)	1,182	11,725
Artivion, Inc. (a)	1,339	17,541
Asensus Surgical, Inc. (a)(b)	7,206	4,742
Atricure, Inc. (a)	1,555	64,455
Atrion Corp.	46	28,884
Avanos Medical, Inc. (a)	1,547	46,008
AxoGen, Inc. (a)	1,379	13,032
Axonics Modulation Technologies, Inc. (a)	1,659	90,515
Beyond Air, Inc. (a)(b)	876	5,913
Bioventus, Inc. (a)(b)	1,037	1,110
Butterfly Network, Inc. Class A (a)(b)	4,843	9,105
Cardiovascular Systems, Inc. (a)	1,376	27,327
Cerus Corp. (a)	5,934	17,624
ClearPoint Neuro, Inc. (a)	719	6,068
Co.-Diagnostics, Inc. (a)(b)	993	1,470
CONMED Corp. (b)	1,019	105,833
Cutera, Inc. (a)(b)	587	13,865
DarioHealth Corp. (a)(b)	802	3,304
Dentsply Sirona, Inc.	7,195	282,620
Enovis Corp. (a)	1,597	85,424
Envista Holdings Corp. (a)	5,458	223,123
Figs, Inc. Class A (a)	4,339	26,858
Glaukos Corp. (a)	1,607	80,511
Globus Medical, Inc. (a)	2,595	146,981
Haemonetics Corp. (a)	1,693	140,096
Heska Corp. (a)	350	34,167
ICU Medical, Inc. (a)	675	111,348
Inari Medical, Inc. (a)	1,618	99,895
Inogen, Inc. (a)	775	9,672
Inspire Medical Systems, Inc. (a)	968	226,580
Integer Holdings Corp. (a)	1,108	85,870
Integra LifeSciences Holdings Corp. (a)	2,431	139,564
IRadimed Corp.	230	9,051
iRhythm Technologies, Inc. (a)	1,009	125,146
Lantheus Holdings, Inc. (a)	2,304	190,218
LeMaitre Vascular, Inc. (b)	644	33,147
LivaNova PLC (a)	1,796	78,270
Masimo Corp. (a)	1,618	298,586
Merit Medical Systems, Inc. (a)	1,905	140,875
Mesa Laboratories, Inc.	173	30,228
Neogen Corp. (a)	7,241	134,103
Nevro Corp. (a)	1,184	42,802
Novocure Ltd. (a)(b)	3,024	181,863
NuVasive, Inc. (a)	1,747	72,169
Omnicell, Inc. (a)	1,494	87,653
OraSure Technologies, Inc. (a)	2,399	14,514
Orthofix International NV (a)	1,138	19,062
OrthoPediatrics Corp. (a)	543	24,049
Outset Medical, Inc. (a)	1,645	30,268
Owlet, Inc. (a)(b)	2,103	682
Penumbra, Inc. (a)	1,271	354,215
PROCEPT BioRobotics Corp. (a)	1,110	31,524
Pulmonx Corp. (a)(b)	1,317	14,724
QuidelOrtho Corp.	1,793	159,738
Semler Scientific, Inc. (a)	176	4,717
Senseonics Holdings, Inc. (a)(b)	15,564	11,050
Shockwave Medical, Inc. (a)	1,211	262,581
SI-BONE, Inc. (a)	999	19,650
Sight Sciences, Inc. (a)(b)	853	7,455
Silk Road Medical, Inc. (a)	1,273	49,812
SmileDirectClub, Inc. (a)(b)	3,226	1,387
Staar Surgical Co. (a)	1,614	103,215
Stereotaxis, Inc. (a)	1,399	2,854
SurModics, Inc. (a)	473	10,775
Tactile Systems Technology, Inc. (a)	722	11,855
Tandem Diabetes Care, Inc. (a)	2,155	87,515
TransMedics Group, Inc. (a)	1,073	81,258
Treace Medical Concepts, Inc. (a)	1,038	26,147
UFP Technologies, Inc. (a)	230	29,863
Utah Medical Products, Inc.	113	10,709
Varex Imaging Corp. (a)(b)	1,318	23,974
Vicarious Surgical, Inc. (a)(b)	1,577	3,580
ViewRay, Inc. (a)	4,778	16,532
Zimvie, Inc. (a)	705	5,097
Zomedica Corp. (a)(b)	29,244	6,191
Zynex, Inc. (a)(b)	666	7,992
		5,077,062
Health Care Providers & Services - 2.3%
23andMe Holding Co. Class A (a)(b)	9,658	22,020
Acadia Healthcare Co., Inc. (a)	3,047	220,146
Accolade, Inc. (a)	2,108	30,313
AdaptHealth Corp. (a)	2,634	32,741
Addus HomeCare Corp. (a)	539	57,544
Agiliti, Inc. (a)(b)	1,094	17,482
Amedisys, Inc. (a)	1,091	80,243
AMN Healthcare Services, Inc. (a)	1,454	120,624
Apollo Medical Holdings, Inc. (a)(b)	1,323	48,250
ATI Physical Therapy, Inc. (a)(b)	2,990	760
Aveanna Healthcare Holdings, Inc. (a)	1,178	1,225
Brookdale Senior Living, Inc. (a)(b)	6,198	18,284
Cano Health, Inc. (a)	5,721	5,206
CareMax, Inc. Class A (a)	2,184	5,831
Castle Biosciences, Inc. (a)	822	18,676
Chemed Corp.	498	267,800
Clover Health Investments Corp. (a)	11,093	9,375
Community Health Systems, Inc. (a)	4,088	20,031
Corvel Corp. (a)	309	58,797
Cross Country Healthcare, Inc. (a)	1,185	26,449
DaVita HealthCare Partners, Inc. (a)	1,841	149,324
DocGo, Inc. Class A (a)	2,687	23,243
Encompass Health Corp.	3,340	180,694
Enhabit Home Health & Hospice	1,631	22,687
Fulgent Genetics, Inc. (a)	667	20,824
GeneDx Holdings Corp. Class A (a)	8,244	3,009
Guardant Health, Inc. (a)	3,424	80,259
HealthEquity, Inc. (a)	2,833	166,325
Henry Schein, Inc. (a)	4,538	370,029
Hims & Hers Health, Inc. (a)(b)	4,108	40,751
InfuSystems Holdings, Inc. (a)	700	5,425
Invitae Corp. (a)(b)	7,769	10,488
Modivcare, Inc. (a)	432	36,323
National Healthcare Corp.	448	26,015
National Research Corp. Class A	483	21,015
NeoGenomics, Inc. (a)	4,224	73,540
Oak Street Health, Inc. (a)	3,903	150,968
Opko Health, Inc. (a)	13,642	19,917
Option Care Health, Inc. (a)	5,179	164,537
Owens & Minor, Inc. (a)	2,544	37,015
Patterson Companies, Inc.	2,900	77,633
Pediatrix Medical Group, Inc. (a)	2,766	41,241
Pennant Group, Inc. (a)	991	14,151
PetIQ, Inc. Class A (a)	847	9,690
Premier, Inc.	3,973	128,606
Privia Health Group, Inc. (a)	1,681	46,412
Progyny, Inc. (a)	2,513	80,718
R1 Rcm, Inc.	4,600	69,000
RadNet, Inc. (a)	1,632	40,849
Select Medical Holdings Corp.	3,483	90,036
Surgery Partners, Inc. (a)	2,089	72,008
Talkspace, Inc. Class A (a)	2,839	1,973
Tenet Healthcare Corp. (a)	3,621	215,160
The Ensign Group, Inc.	1,856	177,322
The Joint Corp. (a)	507	8,533
U.S. Physical Therapy, Inc.	432	42,297
Universal Health Services, Inc. Class B	2,148	273,011
		4,052,825
Health Care Technology - 0.4%
American Well Corp. (a)	8,572	20,230
Certara, Inc. (a)(b)	3,512	84,674
Computer Programs & Systems, Inc. (a)	502	15,160
Definitive Healthcare Corp. (a)(b)	1,319	13,625
Doximity, Inc. (a)(b)	3,806	123,238
Evolent Health, Inc. (a)	3,081	99,978
GoodRx Holdings, Inc. (a)(b)	2,608	16,300
Health Catalyst, Inc. (a)	1,884	21,986
HealthStream, Inc.	815	22,087
iCAD, Inc. (a)	651	807
MultiPlan Corp. Class A (a)(b)	7,600	8,056
Nextgen Healthcare, Inc. (a)	1,867	32,504
Phreesia, Inc. (a)	1,747	56,411
Schrodinger, Inc. (a)	1,820	47,921
Sharecare, Inc. Class A (a)	10,821	15,366
Simulations Plus, Inc. (b)	527	23,156
Tabula Rasa HealthCare, Inc. (a)(b)	891	4,981
Veradigm, Inc. (a)	3,630	47,372
		653,852
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)(b)	3,203	178,695
Adaptive Biotechnologies Corp. (a)	3,671	32,415
Azenta, Inc. (a)	2,514	112,175
Bio-Rad Laboratories, Inc. Class A (a)	722	345,852
BioLife Solutions, Inc. (a)	1,119	24,338
BioNano Genomics, Inc. (a)(b)	9,822	10,902
Bruker Corp.	3,351	264,193
ChromaDex, Inc. (a)	1,535	2,349
Codexis, Inc. (a)	2,225	9,212
CryoPort, Inc. (a)	1,663	39,912
Frontage Holdings Corp. (a)(d)	26,000	7,850
Inotiv, Inc. (a)(b)	594	2,572
Maravai LifeSciences Holdings, Inc. (a)	3,664	51,333
Medpace Holdings, Inc. (a)	845	158,902
Nanostring Technologies, Inc. (a)	1,384	13,702
Nautilus Biotechnology, Inc. (a)	1,540	4,266
Pacific Biosciences of California, Inc. (a)	6,972	80,736
Personalis, Inc. (a)(b)	1,364	3,765
Phenomex, Inc. (a)	2,002	2,322
Quanterix Corp. (a)	1,150	12,961
Quantum-Si, Inc. (a)(b)	2,934	5,164
Science 37 Holdings, Inc. (a)(b)	1,544	435
Seer, Inc. (a)	1,178	4,547
SomaLogic, Inc. Class A (a)	5,160	13,158
Sotera Health Co. (a)	3,329	59,622
Standard BioTools, Inc. (a)	2,172	4,235
Syneos Health, Inc. (a)	3,454	123,031
		1,568,644
Pharmaceuticals - 1.4%
9 Meters Biopharma, Inc. (a)	1	1
Aclaris Therapeutics, Inc. (a)	1,683	13,615
Amneal Pharmaceuticals, Inc. (a)	3,398	4,723
Amphastar Pharmaceuticals, Inc. (a)	1,286	48,225
ANI Pharmaceuticals, Inc. (a)	411	16,325
Arvinas Holding Co. LLC (a)	1,639	44,777
Atea Pharmaceuticals, Inc. (a)	2,495	8,358
Athira Pharma, Inc. (a)	945	2,363
Axsome Therapeutics, Inc. (a)(b)	1,148	70,809
Cara Therapeutics, Inc. (a)	1,438	7,061
Cassava Sciences, Inc. (a)(b)	1,245	30,029
Citius Pharmaceuticals, Inc. (a)(b)	4,140	4,844
Clearside Biomedical, Inc. (a)(b)	1,619	1,684
Collegium Pharmaceutical, Inc. (a)	1,107	26,557
Corcept Therapeutics, Inc. (a)	3,226	69,875
CymaBay Therapeutics, Inc. (a)(b)	2,592	22,602
DICE Therapeutics, Inc. (a)	1,130	32,375
Edgewise Therapeutics, Inc. (a)	1,360	9,071
Esperion Therapeutics, Inc. (a)	2,200	3,498
Evolus, Inc. (a)	1,201	10,160
Eyepoint Pharmaceuticals, Inc. (a)(b)	876	2,575
Fulcrum Therapeutics, Inc. (a)	1,432	4,081
Harmony Biosciences Holdings, Inc. (a)	1,009	32,944
Innoviva, Inc. (a)	2,122	23,873
Intra-Cellular Therapies, Inc. (a)	2,950	159,743
Jazz Pharmaceuticals PLC (a)	2,108	308,464
Ligand Pharmaceuticals, Inc. Class B (a)	530	38,987
Liquidia Corp. (a)	1,672	11,554
Marinus Pharmaceuticals, Inc. (a)	1,495	10,316
Nektar Therapeutics (a)	6,248	4,392
NGM Biopharmaceuticals, Inc. (a)	1,274	5,198
Nuvation Bio, Inc. (a)	4,646	7,712
Ocular Therapeutix, Inc. (a)	2,600	13,702
Omeros Corp. (a)(b)	2,140	9,951
Organon & Co.	8,521	200,414
Pacira Biosciences, Inc. (a)	1,552	63,337
Paratek Pharmaceuticals, Inc. (a)(b)	1,240	3,150
Perrigo Co. PLC	4,509	161,738
Phathom Pharmaceuticals, Inc. (a)(b)	692	4,941
Phibro Animal Health Corp. Class A	737	11,291
Pliant Therapeutics, Inc. (a)	1,107	29,446
Prestige Brands Holdings, Inc. (a)	1,654	103,590
Provention Bio, Inc. (a)	2,685	64,709
Reata Pharmaceuticals, Inc. (a)	934	84,919
Relmada Therapeutics, Inc. (a)	750	1,695
Revance Therapeutics, Inc. (a)	2,756	88,771
Royalty Pharma PLC	12,402	446,844
Scilex Holding Co.	1,785	13,905
Seelos Therapeutics, Inc. (a)(b)	3,758	2,598
SIGA Technologies, Inc.	1,269	7,297
Supernus Pharmaceuticals, Inc. (a)	1,799	65,178
Theravance Biopharma, Inc. (a)(b)	1,974	21,418
Theseus Pharmaceuticals, Inc. (a)	443	3,934
Ventyx Biosciences, Inc. (a)	929	31,122
Xeris Biopharma Holdings, Inc. (a)(b)	4,085	6,659
Xeris Biopharma Holdings, Inc. rights (a)(c)	1,262	0
Zevra Therapeutics, Inc. (a)(b)	999	5,495
		2,482,895
TOTAL HEALTH CARE		21,292,266
INDUSTRIALS - 18.5%
Aerospace & Defense - 1.8%
AAR Corp. (a)	1,118	60,987
Aerojet Rocketdyne Holdings, Inc. (a)	2,519	141,492
AeroVironment, Inc. (a)	836	76,628
AerSale Corp. (a)	551	9,488
Archer Aviation, Inc. Class A (a)(b)	4,775	13,657
Astra Space, Inc. Class A (a)(b)	3,750	1,594
Astronics Corp. (a)	827	11,049
Axon Enterprise, Inc. (a)	2,263	508,836
BWX Technologies, Inc.	3,048	192,146
Byrna Technologies, Inc. (a)(b)	453	3,438
Cadre Holdings, Inc.	498	10,727
Curtiss-Wright Corp.	1,281	225,789
Ducommun, Inc. (a)	386	21,118
Hexcel Corp.	2,815	192,124
Howmet Aerospace, Inc.	12,316	521,829
Huntington Ingalls Industries, Inc.	1,336	276,579
Kaman Corp.	953	21,786
Kratos Defense & Security Solutions, Inc. (a)	4,248	57,263
Maxar Technologies, Inc.	2,485	126,884
Mercury Systems, Inc. (a)	1,943	99,326
Momentus, Inc. Class A (a)(b)	1,531	896
Moog, Inc. Class A	966	97,325
National Presto Industries, Inc.	177	12,760
Park Aerospace Corp.	699	9,402
Parsons Corp. (a)	1,112	49,751
Rocket Lab U.S.A., Inc. Class A (a)(b)	7,401	29,900
Spirit AeroSystems Holdings, Inc. Class A	3,523	121,649
Triumph Group, Inc. (a)	2,191	25,394
V2X, Inc. (a)	359	14,259
Virgin Galactic Holdings, Inc. (a)(b)	8,006	32,424
Woodward, Inc.	2,014	196,103
		3,162,603
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	1,884	39,244
Forward Air Corp.	890	95,906
GXO Logistics, Inc. (a)	3,974	200,528
Hub Group, Inc. Class A (a)	1,094	91,830
		427,508
Airlines - 0.4%
Alaska Air Group, Inc. (a)	4,250	178,330
Allegiant Travel Co. (a)	522	48,014
American Airlines Group, Inc. (a)	21,764	321,019
Blade Air Mobility, Inc. (a)(b)	1,628	5,503
Hawaiian Holdings, Inc. (a)	1,696	15,535
JetBlue Airways Corp. (a)	10,868	79,119
Joby Aviation, Inc. (a)(b)	9,750	42,315
SkyWest, Inc. (a)	1,683	37,312
Spirit Airlines, Inc.	3,613	62,035
Sun Country Airlines Holdings, Inc. (a)	1,075	22,038
Wheels Up Experience, Inc. Class A (a)	5,969	3,777
		814,997
Building Products - 2.3%
A.O. Smith Corp.	4,247	293,680
AAON, Inc.	1,406	135,946
Advanced Drain Systems, Inc.	2,137	179,957
Allegion PLC	2,942	314,000
American Woodmark Corp. (a)	556	28,951
Apogee Enterprises, Inc.	735	31,789
Armstrong World Industries, Inc.	1,531	109,068
AZZ, Inc.	829	34,188
Builders FirstSource, Inc. (a)	4,927	437,419
Carlisle Companies, Inc.	1,732	391,553
CSW Industrials, Inc.	518	71,966
Fortune Brands Home & Security, Inc.	4,294	252,187
Gibraltar Industries, Inc. (a)	1,040	50,440
Griffon Corp.	1,599	51,184
Hayward Holdings, Inc. (a)	3,366	39,450
Insteel Industries, Inc.	687	19,112
Janus International Group, Inc. (a)	2,726	26,878
Jeld-Wen Holding, Inc. (a)	2,853	36,119
Lennox International, Inc.	1,079	271,131
Masonite International Corp. (a)	749	67,987
MasterBrand, Inc.	4,266	34,299
Owens Corning	3,129	299,758
PGT Innovations, Inc. (a)	2,024	50,823
Quanex Building Products Corp.	1,115	24,006
Resideo Technologies, Inc. (a)	4,886	89,316
Simpson Manufacturing Co. Ltd.	1,426	156,347
Tecnoglass, Inc. (b)	684	28,701
The AZEK Co., Inc. (a)	3,670	86,392
Trex Co., Inc. (a)	3,677	178,960
UFP Industries, Inc.	2,066	164,185
View, Inc. Class A (a)(b)	1,855	928
Zurn Elkay Water Solutions Cor	4,893	104,514
		4,061,234
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	2,211	99,362
ACCO Brands Corp.	3,138	16,694
ACV Auctions, Inc. Class A (a)	3,937	50,827
Aris Water Solution, Inc. Class A (b)	830	6,466
Aurora Innovation, Inc. (a)	12,802	17,795
Brady Corp. Class A	1,544	82,959
BrightView Holdings, Inc. (a)	1,244	6,991
Casella Waste Systems, Inc. Class A (a)	1,697	140,274
Cimpress PLC (a)	667	29,228
Clean Harbors, Inc. (a)	1,682	239,786
CoreCivic, Inc. (a)	3,835	35,282
Deluxe Corp.	1,441	23,056
Driven Brands Holdings, Inc. (a)	1,850	56,074
Ennis, Inc.	859	18,116
Harsco Corp. (a)	2,609	17,819
Healthcare Services Group, Inc.	2,465	34,190
Heritage-Crystal Clean, Inc. (a)	529	18,838
HNI Corp.	1,407	39,171
Interface, Inc.	1,924	15,623
KAR Auction Services, Inc. (a)	3,663	50,110
Kimball International, Inc. Class B	1,170	14,508
Liquidity Services, Inc. (a)	902	11,879
Matthews International Corp. Class A	1,019	36,745
Millerknoll, Inc. (b)	2,552	52,188
Montrose Environmental Group, Inc. (a)	918	32,745
MSA Safety, Inc.	1,232	164,472
Pitney Bowes, Inc. (b)	5,522	21,481
Rollins, Inc.	7,743	290,595
SP Plus Corp. (a)	656	22,494
Steelcase, Inc. Class A	3,117	26,245
Stericycle, Inc. (a)	3,088	134,668
Tetra Tech, Inc.	1,772	260,325
The Brink's Co.	1,556	103,941
The GEO Group, Inc. (a)	4,113	32,452
UniFirst Corp.	503	88,644
Viad Corp. (a)	697	14,525
VSE Corp.	344	15,446
		2,322,014
Construction & Engineering - 1.5%
AECOM	4,672	393,943
Ameresco, Inc. Class A (a)(b)	1,145	56,357
API Group Corp. (a)	6,741	151,538
Arcosa, Inc.	1,619	102,175
Argan, Inc.	451	18,252
Comfort Systems U.S.A., Inc.	1,197	174,714
Construction Partners, Inc. Class A (a)	1,358	36,585
Dycom Industries, Inc. (a)	986	92,339
EMCOR Group, Inc.	1,595	259,331
Fluor Corp. (a)	4,760	147,132
Granite Construction, Inc.	1,466	60,223
Great Lakes Dredge & Dock Corp. (a)	2,223	12,071
IES Holdings, Inc. (a)	296	12,755
MasTec, Inc. (a)	1,973	186,330
Matrix Service Co. (a)	954	5,152
MDU Resources Group, Inc.	6,792	207,020
MYR Group, Inc. (a)	558	70,314
Northwest Pipe Co. (a)	336	10,493
Primoris Services Corp.	1,774	43,747
Sterling Construction Co., Inc. (a)	1,012	38,335
Tutor Perini Corp. (a)	1,397	8,619
Valmont Industries, Inc.	713	227,647
Willscot Mobile Mini Holdings (a)	6,995	327,926
		2,642,998
Electrical Equipment - 1.6%
Acuity Brands, Inc.	1,077	196,800
Advent Technologies Holdings, Inc. Class A (a)(b)	1,109	1,176
American Superconductor Corp. (a)	995	4,885
Array Technologies, Inc. (a)	4,686	102,530
Atkore, Inc. (a)	1,383	194,284
Babcock & Wilcox Enterprises, Inc. (a)	2,391	14,489
Beam Global (a)(b)	297	4,725
Bloom Energy Corp. Class A (a)(b)	6,009	119,759
ChargePoint Holdings, Inc. Class A (a)(b)	8,769	91,811
Encore Wire Corp.	614	113,793
Energous Corp. (a)	2,363	1,276
EnerSys	1,363	118,417
Enovix Corp. (a)(b)	3,741	55,778
Eos Energy Enterprises, Inc. (a)(b)	2,122	5,454
ESS Tech, Inc. Class A (a)(b)	2,026	2,816
Fluence Energy, Inc. (a)(b)	1,191	24,118
FTC Solar, Inc. (a)(b)	1,395	3,139
FuelCell Energy, Inc. (a)(b)	13,605	38,774
GrafTech International Ltd.	6,506	31,619
Hubbell, Inc. Class B	1,797	437,228
KULR Technology Group, Inc. (a)(b)	1,813	1,591
nVent Electric PLC	5,574	239,348
Powell Industries, Inc.	318	13,544
Regal Rexnord Corp.	2,215	311,717
Sensata Technologies, Inc. PLC	5,118	256,002
Shoals Technologies Group, Inc. (a)	4,543	103,535
Stem, Inc. (a)(b)	4,937	27,993
SunPower Corp. (a)(b)	2,864	39,638
Sunrun, Inc. (a)(b)	7,144	143,952
Thermon Group Holdings, Inc. (a)	1,130	28,160
TPI Composites, Inc. (a)	1,406	18,348
Vertiv Holdings Co.	10,113	144,717
Vicor Corp. (a)	765	35,909
		2,927,325
Ground Transportation - 1.2%
ArcBest Corp.	817	75,507
Covenant Transport Group, Inc. Class A	299	10,591
Daseke, Inc. (a)	2,059	15,916
Heartland Express, Inc.	1,549	24,660
J.B. Hunt Transport Services, Inc.	2,774	486,726
Knight-Swift Transportation Holdings, Inc. Class A	5,377	304,231
Landstar System, Inc.	1,200	215,112
Marten Transport Ltd.	1,935	40,538
P.A.M. Transportation Services, Inc. (a)	238	6,814
RXO, Inc.	3,854	75,693
Ryder System, Inc.	1,679	149,834
Saia, Inc. (a)	886	241,063
Schneider National, Inc. Class B	1,238	33,117
TuSimple Holdings, Inc. (a)	4,481	6,587
U-Haul Holding Co. (b)	350	20,878
U-Haul Holding Co. (non-vtg.)	2,935	152,180
U.S. Xpress Enterprises, Inc. (a)	1,001	5,946
Werner Enterprises, Inc.	1,961	89,206
XPO, Inc. (a)	3,856	123,006
Yellow Corp. (a)(b)	1,164	2,363
		2,079,968
Machinery - 4.1%
3D Systems Corp. (a)(b)	4,460	47,811
AGCO Corp.	2,074	280,405
Alamo Group, Inc.	347	63,904
Albany International Corp. Class A	1,038	92,756
Allison Transmission Holdings, Inc.	3,092	139,882
Astec Industries, Inc.	771	31,804
Barnes Group, Inc.	1,686	67,912
Berkshire Grey, Inc. Class A (a)(b)	1,229	1,696
Blue Bird Corp. (a)	605	12,360
Chart Industries, Inc. (a)	1,400	175,560
CIRCOR International, Inc. (a)	666	20,726
Columbus McKinnon Corp. (NY Shares)	957	35,562
Commercial Vehicle Group, Inc. (a)	1,073	7,833
Crane Holdings Co.	1,598	181,373
Desktop Metal, Inc. (a)(b)	7,618	17,521
Donaldson Co., Inc.	4,080	266,587
Douglas Dynamics, Inc.	763	24,332
Energy Recovery, Inc. (a)	1,895	43,680
Enerpac Tool Group Corp. Class A	1,913	48,782
EnPro Industries, Inc.	697	72,411
ESCO Technologies, Inc.	861	82,182
Evoqua Water Technologies Corp. (a)	4,067	202,211
Federal Signal Corp.	2,022	109,613
Flowserve Corp.	4,374	148,716
Franklin Electric Co., Inc.	1,302	122,518
Gates Industrial Corp. PLC (a)	3,410	47,365
Gorman-Rupp Co.	774	19,350
Graco, Inc.	5,641	411,849
Helios Technologies, Inc.	1,090	71,286
Hillenbrand, Inc.	2,325	110,507
Hillman Solutions Corp. Class A (a)	4,078	34,337
Hydrofarm Holdings Group, Inc. (a)	1,689	2,922
Hyliion Holdings Corp. Class A (a)(b)	4,266	8,447
Hyster-Yale Materials Handling, Inc. Class A	352	17,561
Hyzon Motors, Inc. Class A (a)(b)	2,658	2,167
ITT, Inc.	2,767	238,792
John Bean Technologies Corp.	1,067	116,612
Kadant, Inc.	390	81,323
Kennametal, Inc. (b)	2,679	73,887
Lightning eMotors, Inc. (a)	841	241
Lincoln Electric Holdings, Inc.	1,931	326,532
Lindsay Corp.	367	55,465
Luxfer Holdings PLC sponsored	926	15,649
Manitowoc Co., Inc. (a)	1,200	20,508
Markforged Holding Corp. (a)	2,860	2,742
Microvast Holdings, Inc. (a)	6,151	7,627
Middleby Corp. (a)	1,804	264,484
Mueller Industries, Inc.	1,904	139,906
Mueller Water Products, Inc. Class A	5,211	72,641
Nikola Corp. (a)(b)	11,405	13,800
Nordson Corp.	1,800	400,068
Omega Flex, Inc. (b)	107	11,924
Oshkosh Corp.	2,192	182,331
Pentair PLC	5,506	304,317
Proterra, Inc. Class A (a)(b)	6,509	9,894
Proto Labs, Inc. (a)	919	30,465
RBC Bearings, Inc. (a)(b)	971	225,981
REV Group, Inc.	1,070	12,829
Sarcos Technology and Robotics Corp. Class A (a)	2,970	1,410
Shyft Group, Inc. (The)	1,077	24,502
Snap-On, Inc.	1,777	438,724
SPX Technologies, Inc. (a)	1,507	106,364
Standex International Corp.	400	48,976
Tennant Co.	616	42,214
Terex Corp.	2,258	109,242
The Greenbrier Companies, Inc.	1,090	35,065
Timken Co.	2,214	180,928
Titan International, Inc. (a)	1,703	17,847
Toro Co.	3,485	387,393
Trinity Industries, Inc.	2,729	66,478
Velo3D, Inc. (a)(b)	2,149	4,878
Wabash National Corp.	1,624	39,934
Watts Water Technologies, Inc. Class A	913	153,676
Xos, Inc. Class A (a)(b)	1,583	831
		7,290,408
Marine - 0.1%
Eagle Bulk Shipping, Inc. (b)	313	14,242
Genco Shipping & Trading Ltd. (b)	1,218	19,074
Kirby Corp. (a)	2,008	139,958
Matson, Inc.	1,273	75,960
Pangaea Logistics Solutions Ltd.	1,114	6,539
		255,773
Professional Services - 2.4%
Alight, Inc. Class A (a)	9,019	83,065
ASGN, Inc. (a)	1,671	138,142
Atlas Technical Consultants, Inc. (a)	1,147	13,982
Barrett Business Services, Inc.	242	21,451
BlackSky Technology, Inc. Class A (a)(b)	2,713	4,070
Booz Allen Hamilton Holding Corp. Class A	4,425	410,153
CACI International, Inc. Class A (a)	786	232,876
CBIZ, Inc. (a)	1,695	83,886
Clarivate Analytics PLC (a)(b)	14,447	135,657
Concentrix Corp.	1,419	172,479
Conduent, Inc. (a)	5,571	19,109
CRA International, Inc. (b)	243	26,200
CSG Systems International, Inc.	1,023	54,935
Dun & Bradstreet Holdings, Inc.	7,291	85,596
Exela Technologies, Inc. (a)(b)	494	19
ExlService Holdings, Inc. (a)	1,106	178,984
Exponent, Inc.	1,698	169,274
First Advantage Corp. (a)	1,906	26,608
Forrester Research, Inc. (a)	372	12,034
Franklin Covey Co. (a)	419	16,119
FTI Consulting, Inc. (a)	1,152	227,347
Genpact Ltd.	5,632	260,311
Heidrick & Struggles International, Inc.	674	20,463
HireRight Holdings Corp. (a)	625	6,631
Huron Consulting Group, Inc. (a)	662	53,205
ICF International, Inc.	565	61,981
Insperity, Inc.	1,193	145,009
KBR, Inc.	4,591	252,735
Kelly Services, Inc. Class A (non-vtg.)	1,165	19,327
Kforce, Inc.	657	41,549
Korn Ferry	1,790	92,615
Manpower, Inc.	1,689	139,393
Maximus, Inc.	2,025	159,368
NV5 Global, Inc. (a)	425	44,187
Red Violet, Inc. (a)	380	6,688
Resources Connection, Inc.	1,106	18,868
Robert Half International, Inc.	3,634	292,791
Science Applications International Corp.	1,841	197,834
Skillsoft Corp. (a)	2,677	5,354
Spire Global, Inc. (a)(b)	3,114	2,080
TaskUs, Inc. (a)(b)	932	13,458
TriNet Group, Inc. (a)	1,200	96,732
TrueBlue, Inc. (a)	1,119	19,918
Ttec Holdings, Inc.	657	24,460
Upwork, Inc. (a)	4,034	45,665
Verra Mobility Corp. (a)	4,661	78,864
Willdan Group, Inc. (a)	419	6,545
		4,218,017
Trading Companies & Distributors - 1.5%
Air Lease Corp. Class A	3,444	135,590
Applied Industrial Technologies, Inc.	1,290	183,348
Beacon Roofing Supply, Inc. (a)	1,702	100,163
BlueLinx Corp. (a)	296	20,116
Boise Cascade Co.	1,325	83,806
Core & Main, Inc. (a)(b)	2,448	56,549
Custom Truck One Source, Inc. Class A (a)	2,025	13,750
DXP Enterprises, Inc. (a)	517	13,918
GATX Corp.	1,174	129,163
Global Industrial Co.	525	14,091
GMS, Inc. (a)	1,425	82,493
H&E Equipment Services, Inc.	1,133	50,113
Herc Holdings, Inc.	835	95,107
Hudson Technologies, Inc. (a)	1,289	11,253
McGrath RentCorp.	816	76,141
MRC Global, Inc. (a)	2,897	28,159
MSC Industrial Direct Co., Inc. Class A	1,577	132,468
NOW, Inc. (a)	3,774	42,080
Rush Enterprises, Inc. Class A	1,428	77,969
SiteOne Landscape Supply, Inc. (a)(b)	1,511	206,811
Textainer Group Holdings Ltd.	1,386	44,504
Titan Machinery, Inc. (a)	663	20,188
Transcat, Inc. (a)	245	21,901
Triton International Ltd.	1,964	124,164
Univar Solutions, Inc. (a)	5,461	191,299
Veritiv Corp.	451	60,948
Watsco, Inc. (b)	1,114	354,430
WESCO International, Inc.	1,498	231,501
Xometry, Inc. (a)(b)	965	14,446
		2,616,469
Transportation - 0.1%
Avis Budget Group, Inc. (a)	834	162,463
Bird Global, Inc. Class A (a)	4,282	1,199
Lyft, Inc. (a)	10,491	97,252
		260,914
TOTAL INDUSTRIALS		33,080,228
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	2,386	37,842
Aviat Networks, Inc. (a)	373	12,854
CalAmp Corp. (a)	1,284	4,610
Calix, Inc. (a)	1,904	102,035
Cambium Networks Corp. (a)	402	7,123
Casa Systems, Inc. (a)(b)	1,378	1,750
Ciena Corp. (a)	4,958	260,394
Clearfield, Inc. (a)	377	17,561
CommScope Holding Co., Inc. (a)	6,893	43,908
Comtech Telecommunications Corp.	907	11,319
Digi International, Inc. (a)	1,201	40,450
DZS, Inc. (a)	488	3,850
EMCORE Corp. (a)	1,089	1,252
Extreme Networks, Inc. (a)	4,393	83,994
Harmonic, Inc. (a)	3,562	51,970
Infinera Corp. (a)(b)	6,413	49,765
Inseego Corp. (a)(b)	2,856	1,663
Juniper Networks, Inc.	10,846	373,319
Lantronix, Inc. (a)	1,078	4,679
Lumentum Holdings, Inc. (a)	2,284	123,359
NETGEAR, Inc. (a)	951	17,603
NetScout Systems, Inc. (a)	2,284	65,437
Ondas Holdings, Inc. (a)(b)	1,192	1,287
Ribbon Communications, Inc. (a)	2,959	10,120
ViaSat, Inc. (a)(b)	2,532	85,683
Viavi Solutions, Inc. (a)	7,580	82,091
		1,495,918
Electronic Equipment & Components - 2.3%
908 Devices, Inc. (a)(b)	716	6,158
Advanced Energy Industries, Inc.	1,250	122,500
Aeva Technologies, Inc. (a)	3,218	3,829
AEye, Inc. Class A (a)(b)	3,112	980
Akoustis Technologies, Inc. (a)	1,774	5,464
Alpine 4 Holdings, Inc. (a)(b)	4,884	2,491
Arlo Technologies, Inc. (a)	3,105	18,816
Arrow Electronics, Inc. (a)	2,058	256,982
Avnet, Inc.	3,050	137,860
Badger Meter, Inc.	980	119,384
Belden, Inc.	1,427	123,821
Benchmark Electronics, Inc.	1,161	27,504
Cognex Corp.	5,791	286,944
Coherent Corp. (a)	4,649	177,034
CTS Corp.	1,069	52,873
Daktronics, Inc. (a)	1,438	8,153
ePlus, Inc. (a)	921	45,166
Evolv Technologies Holdings, Inc. (a)	2,323	7,248
Fabrinet (a)	1,225	145,481
FARO Technologies, Inc. (a)	612	15,061
Focus Universal, Inc. (b)	953	2,383
Identiv, Inc. (a)	769	4,722
Insight Enterprises, Inc. (a)	1,012	144,676
IPG Photonics Corp. (a)	1,076	132,682
Itron, Inc. (a)	1,510	83,730
Jabil, Inc.	4,505	397,161
Kimball Electronics, Inc. (a)	834	20,099
Knowles Corp. (a)	3,016	51,272
Lightwave Logic, Inc. (a)(b)	3,695	19,325
Littelfuse, Inc.	828	221,979
Methode Electronics, Inc. Class A	1,227	53,841
MicroVision, Inc. (a)(b)	5,531	14,768
Mirion Technologies, Inc. Class A (a)(b)	4,145	35,398
Napco Security Technologies, Inc. (a)	971	36,490
National Instruments Corp.	4,369	228,979
nLIGHT, Inc. (a)	1,577	16,054
Novanta, Inc. (a)	1,194	189,953
OSI Systems, Inc. (a)	528	54,046
Ouster, Inc. (a)	4,221	3,532
Par Technology Corp. (a)(b)	915	31,073
PC Connection, Inc.	399	17,939
Plexus Corp. (a)	923	90,057
Rogers Corp. (a)	629	102,797
Sanmina Corp. (a)	1,920	117,101
ScanSource, Inc. (a)	831	25,296
Smartrent, Inc. (a)(b)	4,016	10,241
TD SYNNEX Corp.	1,409	136,377
TTM Technologies, Inc. (a)	3,375	45,529
Vishay Intertechnology, Inc.	4,361	98,646
Vishay Precision Group, Inc. (a)	414	17,289
Vontier Corp.	5,286	144,519
		4,111,703
IT Services - 0.6%
Amdocs Ltd.	4,079	391,706
BigCommerce Holdings, Inc. (a)	2,025	18,104
Brightcove, Inc. (a)	1,402	6,239
Cyxtera Technologies, Inc. Class A (a)(b)	1,765	539
Digitalocean Holdings, Inc. (a)(b)	2,052	80,377
DXC Technology Co. (a)	7,709	197,042
Edgio, Inc. (a)	4,432	3,506
Fastly, Inc. Class A (a)	3,772	66,991
Grid Dynamics Holdings, Inc. (a)	1,759	20,158
Hackett Group, Inc. (b)	777	14,359
Information Services Group, Inc.	1,073	5,462
Kyndryl Holdings, Inc. (a)	6,828	100,781
Perficient, Inc. (a)	1,161	83,813
Rackspace Technology, Inc. (a)(b)	1,995	3,751
Squarespace, Inc. Class A (a)	1,379	43,811
Tucows, Inc. (a)	325	6,321
Unisys Corp. (a)	2,227	8,641
		1,051,601
Semiconductors & Semiconductor Equipment - 2.4%
ACM Research, Inc. (a)	1,325	15,503
AEHR Test Systems (a)(b)	859	26,646
Allegro MicroSystems LLC (a)	2,171	104,186
Alpha & Omega Semiconductor Ltd. (a)	728	19,620
Ambarella, Inc. (a)	1,219	94,375
Amkor Technology, Inc.	3,354	87,271
Atomera, Inc. (a)(b)	781	4,975
Axcelis Technologies, Inc. (a)	1,099	146,442
AXT, Inc. (a)	1,273	5,067
CEVA, Inc. (a)	782	23,796
Cirrus Logic, Inc. (a)	1,843	201,587
Cohu, Inc. (a)	1,583	60,771
Diodes, Inc. (a)	1,524	141,366
Everspin Technologies, Inc. (a)	468	3,187
First Solar, Inc. (a)	3,319	721,847
FormFactor, Inc. (a)	2,581	82,205
Ichor Holdings Ltd. (a)	961	31,463
Impinj, Inc. (a)	708	95,948
indie Semiconductor, Inc. (a)(b)	2,244	23,674
Kopin Corp. (a)	2,464	2,686
Kulicke & Soffa Industries, Inc. (b)	1,946	102,535
Lattice Semiconductor Corp. (a)	4,589	438,250
MACOM Technology Solutions Holdings, Inc. (a)	1,709	121,066
MaxLinear, Inc. Class A (a)	2,430	85,560
Meta Materials, Inc. (a)(b)	10,608	4,324
MKS Instruments, Inc.	1,917	169,885
Navitas Semiconductor Corp. (a)(b)	2,649	19,364
NVE Corp.	164	13,610
Onto Innovation, Inc. (a)	1,661	145,969
PDF Solutions, Inc. (a)	976	41,382
Photronics, Inc. (a)	2,047	33,939
Pixelworks, Inc. (a)	1,998	2,957
Power Integrations, Inc.	1,916	162,170
Rambus, Inc. (a)	3,598	184,433
Semtech Corp. (a)	2,114	51,032
Silicon Laboratories, Inc. (a)	1,115	195,225
SiTime Corp. (a)	539	76,662
SkyWater Technology, Inc. (a)	268	3,050
SMART Global Holdings, Inc. (a)	1,692	29,170
Synaptics, Inc. (a)	1,338	148,719
Ultra Clean Holdings, Inc. (a)	1,533	50,834
Universal Display Corp.	1,456	225,869
Veeco Instruments, Inc. (a)(b)	1,762	37,231
		4,235,851
Software - 5.2%
8x8, Inc. (a)	3,800	15,846
A10 Networks, Inc.	2,098	32,498
ACI Worldwide, Inc. (a)	3,764	101,553
Adeia, Inc.	3,483	30,859
Agilysys, Inc. (a)	671	55,364
Alarm.com Holdings, Inc. (a)	1,671	84,018
Altair Engineering, Inc. Class A (a)	1,752	126,337
Alteryx, Inc. Class A (a)	2,050	120,622
American Software, Inc. Class A	1,093	13,783
Amplitude, Inc. (a)	1,831	22,778
AppFolio, Inc. (a)	625	77,800
Appian Corp. Class A (a)(b)	1,380	61,244
Asana, Inc. (a)(b)	2,564	54,177
Aspen Technology, Inc.	972	222,462
AvePoint, Inc. (a)(b)	2,916	12,014
Bentley Systems, Inc. Class B	6,581	282,917
Black Knight, Inc. (a)	5,227	300,866
Blackbaud, Inc. (a)	1,491	103,326
BlackLine, Inc. (a)	1,821	122,280
Box, Inc. Class A (a)	4,764	127,628
C3.ai, Inc. (a)(b)	2,816	94,533
Cerence, Inc. (a)	1,315	36,938
Ceridian HCM Holding, Inc. (a)	5,143	376,570
Clear Secure, Inc. (b)	2,520	65,948
Clearwater Analytics Holdings, Inc. (a)(b)	1,770	28,249
CommVault Systems, Inc. (a)	1,492	84,656
Confluent, Inc. (a)	5,153	124,033
Consensus Cloud Solutions, Inc. (a)	575	19,602
CoreCard Corp. (a)	199	5,996
Couchbase, Inc. (a)	803	11,290
CS Disco, Inc. (a)	563	3,738
Digimarc Corp. (a)(b)	481	9,452
Digital Turbine, Inc. (a)	2,976	36,783
Dolby Laboratories, Inc. Class A	2,060	175,965
Domo, Inc. Class B (a)	1,043	14,800
Dropbox, Inc. Class A (a)	9,027	195,164
Dynatrace, Inc. (a)	6,752	285,610
E2open Parent Holdings, Inc. (a)(b)	5,821	33,878
Ebix, Inc. (b)	773	10,196
eGain Communications Corp. (a)	675	5,123
Elastic NV (a)	2,582	149,498
Embark Technology, Inc. (a)(b)	522	1,467
Enfusion, Inc. Class A (a)	412	4,326
Envestnet, Inc. (a)	1,850	108,540
Everbridge, Inc. (a)	1,328	46,042
Five9, Inc. (a)	2,361	170,677
ForgeRock, Inc. (a)	1,217	25,070
Freshworks, Inc. (a)(b)	5,404	83,005
GitLab, Inc. (a)(b)	2,008	68,854
Guidewire Software, Inc. (a)	2,740	224,817
Intapp, Inc. (a)	495	22,196
InterDigital, Inc.	992	72,317
IronNet, Inc. Class A (a)(b)	1,700	598
Jamf Holding Corp. (a)	1,537	29,849
Latch, Inc. (a)	2,748	2,094
Life360, Inc. CDI (a)(d)	6,254	21,094
LivePerson, Inc. (a)	2,333	10,289
Liveramp Holdings, Inc. (a)	2,209	48,443
Manhattan Associates, Inc. (a)	2,090	323,637
Marathon Digital Holdings, Inc. (a)(b)	3,815	33,267
Matterport, Inc. (a)(b)	7,752	21,163
MeridianLink, Inc. (a)	661	11,435
MicroStrategy, Inc. Class A (a)(b)	312	91,204
Mitek Systems, Inc. (a)	1,528	14,654
Model N, Inc. (a)	1,107	37,051
Momentive Global, Inc. (a)	4,212	39,256
N-able, Inc. (a)	2,251	29,713
nCino, Inc. (a)(b)	2,555	63,313
NCR Corp. (a)	4,605	108,632
New Relic, Inc. (a)	1,945	146,439
Nutanix, Inc. Class A (a)	7,703	200,201
Olo, Inc. (a)(b)	3,575	29,172
ON24, Inc. (a)	1,408	12,334
Onespan, Inc. (a)	1,217	21,298
Pagerduty, Inc. (a)	2,717	95,041
Paycor HCM, Inc. (a)(b)	1,611	42,724
Paylocity Holding Corp. (a)	1,381	274,515
Pegasystems, Inc. (b)	1,370	66,418
Porch Group, Inc. Class A (a)(b)	2,739	3,917
PowerSchool Holdings, Inc. (a)	1,048	20,771
Progress Software Corp.	1,442	82,843
PROS Holdings, Inc. (a)	1,361	37,291
PTC, Inc. (a)	3,540	453,934
Q2 Holdings, Inc. (a)	1,906	46,926
Qualtrics International, Inc. (a)	3,719	66,310
Qualys, Inc. (a)	1,157	150,433
Rapid7, Inc. (a)	1,984	91,085
Rekor Systems, Inc. (a)(b)	1,836	2,295
Rimini Street, Inc. (a)	1,650	6,798
RingCentral, Inc. (a)	2,578	79,067
Riot Platforms, Inc. (a)(b)	5,573	55,674
SecureWorks Corp. (a)	404	3,462
Semrush Holdings, Inc. (a)(b)	1,160	11,658
SentinelOne, Inc. (a)	7,062	115,534
ShotSpotter, Inc. (a)	280	11,010
Smartsheet, Inc. (a)	4,374	209,077
Smith Micro Software, Inc. (a)(b)	1,487	1,725
SolarWinds, Inc. (a)	1,655	14,233
Sprinklr, Inc. (a)	2,044	26,490
Sprout Social, Inc. (a)	1,581	96,251
SPS Commerce, Inc. (a)	1,207	183,826
Sumo Logic, Inc. (a)	3,652	43,751
Telos Corp. (a)	1,812	4,584
Tenable Holdings, Inc. (a)	3,767	178,970
Teradata Corp. (a)	3,411	137,395
UiPath, Inc. Class A (a)	11,737	206,102
Upland Software, Inc. (a)	894	3,844
Varonis Systems, Inc. (a)	3,686	95,873
Verint Systems, Inc. (a)	2,185	81,369
Veritone, Inc. (a)(b)	1,090	6,355
Vertex, Inc. Class A (a)	1,152	23,835
Vobile Group Ltd. (a)(b)	36,000	15,134
Workiva, Inc. (a)	1,529	156,585
Xperi, Inc.	1,360	14,865
Yext, Inc. (a)	3,478	33,424
Zuora, Inc. (a)	4,224	41,733
		9,151,968
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc. (a)	1,118	35,754
Corsair Gaming, Inc. (a)(b)	1,261	23,139
Diebold Nixdorf, Inc. (a)(b)	2,644	3,173
Eastman Kodak Co. (a)(b)	2,530	10,373
Immersion Corp.	1,204	10,764
IonQ, Inc. (a)(b)	5,251	32,294
Pure Storage, Inc. Class A (a)	9,416	240,202
Quantum Corp. (a)	3,444	3,961
Turtle Beach Corp. (a)	500	5,010
Xerox Holdings Corp.	3,750	57,750
		422,420
TOTAL INFORMATION TECHNOLOGY		20,469,461
MATERIALS - 5.6%
Chemicals - 2.1%
AdvanSix, Inc.	940	35,974
American Vanguard Corp.	969	21,202
Amyris, Inc. (a)(b)	7,489	10,185
Ashland, Inc.	1,665	171,012
Aspen Aerogels, Inc. (a)	1,887	14,058
Avient Corp.	2,863	117,841
Axalta Coating Systems Ltd. (a)	7,379	223,510
Balchem Corp.	1,077	136,219
Cabot Corp.	1,882	144,236
Chase Corp.	253	26,497
Danimer Scientific, Inc. (a)(b)	2,878	9,929
Ecovyst, Inc. (a)	2,273	25,117
Element Solutions, Inc.	7,541	145,617
FutureFuel Corp.	886	6,539
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	29,714	39,520
H.B. Fuller Co.	1,783	122,046
Hawkins, Inc.	629	27,538
Huntsman Corp.	6,050	165,528
Ingevity Corp. (a)	1,176	84,108
Innospec, Inc.	829	85,113
Intrepid Potash, Inc. (a)	314	8,666
Koppers Holdings, Inc.	680	23,780
Kronos Worldwide, Inc. (b)	717	6,604
Livent Corp. (a)(b)	6,013	130,602
Loop Industries, Inc. (a)(b)	909	3,127
LSB Industries, Inc. (a)	1,709	17,654
Mativ, Inc.	1,850	39,720
Minerals Technologies, Inc.	1,090	65,858
NewMarket Corp.	227	82,850
Olin Corp.	4,269	236,930
Origin Materials, Inc. Class A (a)(b)	4,256	18,173
Orion Engineered Carbons SA	1,928	50,302
Perimeter Solutions SA (a)(b)	5,046	40,772
PureCycle Technologies, Inc. (a)(b)	4,359	30,513
Quaker Houghton (b)	456	90,265
Rayonier Advanced Materials, Inc. (a)	2,055	12,885
RPM International, Inc.	4,322	377,051
Sensient Technologies Corp.	1,406	107,643
Stepan Co.	710	73,151
The Chemours Co. LLC	5,057	151,407
The Scotts Miracle-Gro Co. Class A (b)	1,353	94,358
Trinseo PLC	1,180	24,603
Tronox Holdings PLC	3,856	55,449
Valvoline, Inc.	5,920	206,845
Westlake Corp.	1,153	133,725
		3,694,722
Construction Materials - 0.2%
Eagle Materials, Inc.	1,231	180,649
Summit Materials, Inc.	3,964	112,934
		293,583
Containers & Packaging - 1.2%
Aptargroup, Inc.	2,182	257,891
Ardagh Metal Packaging SA (b)	5,084	20,743
Berry Global Group, Inc.	4,187	246,614
Crown Holdings, Inc.	4,017	332,246
Graphic Packaging Holding Co.	10,277	261,961
Greif, Inc. Class A	850	53,865
Myers Industries, Inc.	1,209	25,909
O-I Glass, Inc. (a)	5,192	117,910
Pactiv Evergreen, Inc.	1,407	11,256
Ranpak Holdings Corp. (A Shares) (a)	1,230	6,421
Sealed Air Corp.	4,850	222,664
Silgan Holdings, Inc.	2,789	149,686
Sonoco Products Co.	3,260	198,860
TriMas Corp.	1,402	39,060
WestRock Co.	8,523	259,696
		2,204,782
Metals & Mining - 2.0%
Alcoa Corp.	5,933	252,508
Alpha Metallurgical Resources	486	75,816
Arconic Corp. (a)	3,386	88,815
ATI, Inc. (a)	4,338	171,177
Carpenter Technology Corp.	1,608	71,974
Century Aluminum Co. (a)	1,660	16,600
Cleveland-Cliffs, Inc. (a)	17,269	316,541
Coeur d'Alene Mines Corp. (a)	9,410	37,546
Commercial Metals Co.	3,939	192,617
Compass Minerals International, Inc.	1,150	39,434
Coronado Global Resources, Inc. CDI (d)	28,043	30,638
Gatos Silver, Inc. (a)	1,424	9,299
Gold Resource Corp.	2,795	2,935
Haynes International, Inc.	427	21,388
Hecla Mining Co.	18,822	119,143
Kaiser Aluminum Corp.	526	39,255
Materion Corp.	683	79,228
McEwen Mining, Inc. (a)(b)	1,255	10,630
MP Materials Corp. (a)(b)	3,098	87,333
Olympic Steel, Inc.	327	17,073
Piedmont Lithium, Inc. (a)(b)	539	32,367
Reliance Steel & Aluminum Co.	1,966	504,751
Royal Gold, Inc.	2,199	285,232
Ryerson Holding Corp.	681	24,775
Schnitzer Steel Industries, Inc. Class A	824	25,626
Steel Dynamics, Inc.	5,587	631,666
SunCoke Energy, Inc.	2,814	25,270
TimkenSteel Corp. (a)	1,302	23,879
Tredegar Corp.	871	7,952
United States Steel Corp.	7,857	205,068
Warrior Metropolitan Coal, Inc.	1,725	63,325
Worthington Industries, Inc.	1,019	65,878
		3,575,739
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	569	19,016
Glatfelter Corp.	1,347	4,297
Louisiana-Pacific Corp.	2,402	130,212
Mercer International, Inc. (SBI)	1,358	13,274
Sylvamo Corp.	1,115	51,580
		218,379
TOTAL MATERIALS		9,987,205
REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Acadia Realty Trust (SBI)	3,242	45,226
Agree Realty Corp.	2,976	204,183
Alexander & Baldwin, Inc.	2,466	46,632
Alexanders, Inc.	71	13,756
American Assets Trust, Inc.	1,756	32,644
American Homes 4 Rent Class A	10,302	323,998
Americold Realty Trust	9,021	256,647
Apartment Income (REIT) Corp.	5,074	181,700
Apartment Investment & Management Co. Class A	5,127	39,427
Apple Hospitality (REIT), Inc.	7,167	111,232
Armada Hoffler Properties, Inc.	2,339	27,624
Ashford Hospitality Trust, Inc. (a)	1,214	3,897
Braemar Hotels & Resorts, Inc.	2,025	7,817
Brandywine Realty Trust (SBI)	5,754	27,216
Brixmor Property Group, Inc.	10,085	217,029
Broadstone Net Lease, Inc.	5,838	99,304
Camden Property Trust (SBI)	3,582	375,537
CareTrust (REIT), Inc.	3,253	63,694
CBL & Associates Properties, Inc.	807	20,691
Centerspace	514	28,080
Chatham Lodging Trust	1,660	17,413
City Office REIT, Inc.	1,410	9,729
Community Healthcare Trust, Inc.	819	29,975
Corporate Office Properties Trust (SBI)	3,796	90,003
Cousins Properties, Inc.	5,115	109,359
CTO Realty Growth, Inc. (b)	542	9,355
CubeSmart	7,530	348,037
DiamondRock Hospitality Co.	7,065	57,438
Diversified Healthcare Trust (SBI)	8,305	11,212
Douglas Emmett, Inc.	5,967	73,573
Easterly Government Properties, Inc.	3,089	42,443
EastGroup Properties, Inc.	1,464	242,028
Elme Communities (SBI)	2,982	53,259
Empire State Realty Trust, Inc.	4,420	28,686
EPR Properties	2,531	96,431
Equity Commonwealth	3,712	76,876
Equity Lifestyle Properties, Inc.	5,869	393,986
Essential Properties Realty Trust, Inc.	4,802	119,330
Farmland Partners, Inc.	1,702	18,211
Federal Realty Investment Trust (SBI)	2,458	242,924
First Industrial Realty Trust, Inc.	4,451	236,793
Four Corners Property Trust, Inc.	2,827	75,933
Franklin Street Properties Corp.	3,198	5,021
Gaming & Leisure Properties	8,627	449,122
Getty Realty Corp.	1,408	50,730
Gladstone Commercial Corp.	1,346	17,000
Gladstone Land Corp.	1,104	18,382
Global Medical REIT, Inc.	2,149	19,577
Global Net Lease, Inc.	3,478	44,727
Healthcare Trust of America, Inc.	12,774	246,921
Hersha Hospitality Trust	1,063	7,143
Highwoods Properties, Inc. (SBI)	3,583	83,090
Hudson Pacific Properties, Inc.	4,278	28,449
Independence Realty Trust, Inc.	7,585	121,588
Indus Realty Trust, Inc. (b)	177	11,733
Industrial Logistics Properties Trust	2,114	6,490
InvenTrust Properties Corp.	2,306	53,960
Iron Mountain, Inc.	9,739	515,290
JBG SMITH Properties	3,424	51,565
Kilroy Realty Corp.	3,545	114,858
Kimco Realty Corp.	20,776	405,755
Kite Realty Group Trust	7,369	154,159
Lamar Advertising Co. Class A	2,926	292,278
Life Storage, Inc.	2,848	373,344
LTC Properties, Inc.	1,357	47,671
LXP Industrial Trust (REIT)	9,303	95,914
Medical Properties Trust, Inc.	20,079	165,049
National Health Investors, Inc.	1,462	75,410
National Retail Properties, Inc.	6,009	265,297
National Storage Affiliates Trust	2,846	118,906
Necessity Retail (REIT), Inc./The	4,447	27,927
NETSTREIT Corp.	1,906	34,842
NexPoint Residential Trust, Inc.	782	34,150
Office Properties Income Trust	1,651	20,307
Omega Healthcare Investors, Inc.	7,852	215,223
One Liberty Properties, Inc.	591	13,552
Orion Office (REIT), Inc.	2,007	13,447
Outfront Media, Inc.	4,922	79,884
Paramount Group, Inc.	5,512	25,135
Park Hotels & Resorts, Inc.	7,571	93,578
Pebblebrook Hotel Trust (b)	4,446	62,422
Phillips Edison & Co., Inc.	3,954	128,979
Physicians Realty Trust	7,690	114,812
Piedmont Office Realty Trust, Inc. Class A	4,345	31,719
Plymouth Industrial REIT, Inc.	1,338	28,111
Postal Realty Trust, Inc.	675	10,274
Potlatch Corp. (b)	2,710	134,145
Rayonier, Inc.	4,918	163,573
Regency Centers Corp.	5,172	316,423
Retail Opportunity Investments Corp.	4,227	59,009
Rexford Industrial Realty, Inc.	6,167	367,862
RLJ Lodging Trust	5,488	58,173
RPT Realty	2,915	27,722
Ryman Hospitality Properties, Inc.	1,850	166,001
Sabra Health Care REIT, Inc.	7,768	89,332
Safehold, Inc. (b)	815	23,937
Saul Centers, Inc.	436	17,004
Service Properties Trust	5,478	54,561
SITE Centers Corp.	6,290	77,241
SL Green Realty Corp. (b)	2,163	50,874
Spirit Realty Capital, Inc.	4,700	187,248
Stag Industrial, Inc. (b)	6,028	203,867
Summit Hotel Properties, Inc.	3,614	25,298
Sunstone Hotel Investors, Inc.	7,056	69,713
Tanger Factory Outlet Centers, Inc.	3,499	68,685
Terreno Realty Corp.	2,256	145,738
The Macerich Co.	7,229	76,627
UMH Properties, Inc.	1,830	27,066
Uniti Group, Inc.	8,025	28,489
Universal Health Realty Income Trust (SBI)	432	20,784
Urban Edge Properties	4,016	60,481
Urstadt Biddle Properties, Inc. Class A	1,016	17,851
Veris Residential, Inc. (a)	2,672	39,118
Vornado Realty Trust	5,430	83,459
Whitestone REIT Class B	1,737	15,980
Xenia Hotels & Resorts, Inc.	3,847	50,357
		12,009,737
Real Estate Management & Development - 0.6%
Anywhere Real Estate, Inc. (a)	3,692	19,494
Cushman & Wakefield PLC (a)	5,466	57,612
Digitalbridge Group, Inc.	4,844	58,080
Doma Holdings, Inc. Class A (a)(b)	5,234	2,133
Douglas Elliman, Inc.	2,268	7,053
eXp World Holdings, Inc.	2,426	30,786
Forestar Group, Inc. (a)	578	8,994
Howard Hughes Corp. (a)	1,152	92,160
Jones Lang LaSalle, Inc. (a)	1,591	231,475
Kennedy-Wilson Holdings, Inc. (b)	3,927	65,149
Marcus & Millichap, Inc.	824	26,459
Newmark Group, Inc.	4,082	28,901
Offerpad Solutions, Inc. (a)(b)	2,123	1,119
Opendoor Technologies, Inc. (a)(b)	17,389	30,605
RE/MAX Holdings, Inc.	659	12,363
Redfin Corp. (a)(b)	3,588	32,507
Seritage Growth Properties (a)(b)	1,234	9,712
The RMR Group, Inc.	477	12,516
The St. Joe Co. (b)	1,138	47,352
WeWork, Inc. (a)(b)	7,946	6,176
Zillow Group, Inc.:
Class A (a)	2,183	95,397
Class C (a)	5,229	232,534
		1,108,577
TOTAL REAL ESTATE		13,118,314
UTILITIES - 2.8%
Electric Utilities - 1.0%
Allete, Inc.	1,910	122,947
Avangrid, Inc. (b)	2,331	92,960
Hawaiian Electric Industries, Inc.	3,672	141,005
IDACORP, Inc.	1,690	183,078
MGE Energy, Inc.	1,207	93,748
NRG Energy, Inc.	7,717	264,616
OGE Energy Corp.	6,702	252,397
Otter Tail Corp. (b)	1,394	100,744
Pinnacle West Capital Corp.	3,785	299,923
PNM Resources, Inc.	2,831	137,813
Portland General Electric Co.	2,990	146,181
		1,835,412
Gas Utilities - 0.6%
Chesapeake Utilities Corp.	593	75,898
National Fuel Gas Co.	3,064	176,915
New Jersey Resources Corp.	3,215	171,038
Northwest Natural Holding Co.	1,180	56,121
ONE Gas, Inc.	1,814	143,723
Southwest Gas Holdings, Inc.	2,065	128,959
Spire, Inc.	1,756	123,166
UGI Corp.	7,015	243,841
		1,119,661
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc.:
Class A	1,090	32,733
Class C	2,820	88,351
Ormat Technologies, Inc. (b)	1,631	138,260
Sunnova Energy International, Inc. (a)(b)	3,381	52,811
Vistra Corp.	12,523	300,552
		612,707
Multi-Utilities - 0.4%
Avista Corp.	2,485	105,488
Black Hills Corp.	2,177	137,369
NiSource, Inc.	13,611	380,564
NorthWestern Energy Corp.	1,930	111,670
Unitil Corp.	539	30,745
		765,836
Water Utilities - 0.4%
American States Water Co.	1,238	110,046
California Water Service Group	1,838	106,972
Essential Utilities, Inc.	7,998	349,113
Middlesex Water Co.	593	46,325
SJW Group	897	68,289
York Water Co.	490	21,903
		702,648
TOTAL UTILITIES		5,036,264
TOTAL COMMON STOCKS (Cost $174,232,761)		173,857,482

U.S. Treasury Obligations - 0.2%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $296,616)	300,000	296,643

Money Market Funds - 10.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (g)	3,446,919	3,447,609
Fidelity Securities Lending Cash Central Fund 4.87% (g)(h)	15,200,685	15,202,205
TOTAL MONEY MARKET FUNDS (Cost $18,649,814)		18,649,814

TOTAL INVESTMENT IN SECURITIES - 108.4% (Cost $193,179,191)	192,803,939
NET OTHER ASSETS (LIABILITIES) - (8.4)%	(14,926,940)
NET ASSETS - 100.0%	177,876,999

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	20	Jun 2023	1,813,500	47,861	47,861
CME E-mini S&P MidCap 400 Index Contracts (United States)	9	Jun 2023	2,276,730	67,277	67,277

TOTAL FUTURES CONTRACTS					115,138
The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $207,864 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $296,643.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	5,448,605	15,170,084	17,171,080	45,910	-	-	3,447,609	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	14,264,723	11,558,914	10,621,432	72,333	-	-	15,202,205	0.0%
Total	19,713,328	26,728,998	27,792,512	118,243	-	-	18,649,814

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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